JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 36.7%
U.S. Treasury Bonds
8.00%, 11/15/2021	8,460,000	9,089,873
7.63%, 11/15/2022	7,489,000	8,579,001
6.88%, 8/15/2025	1,460,000	1,903,361
6.75%, 8/15/2026	1,391,000	1,883,718
6.63%, 2/15/2027	2,750,000	3,778,027
6.38%, 8/15/2027	4,380,000	6,055,350
6.13%, 11/15/2027	3,495,000	4,814,909
5.50%, 8/15/2028	160,000	218,200
5.25%, 11/15/2028	2,210,000	2,992,823
6.13%, 8/15/2029	2,250,000	3,279,023
6.25%, 5/15/2030	410,000	615,192
5.38%, 2/15/2031	3,600,000	5,209,875
4.50%, 2/15/2036	436,000	647,596
4.75%, 2/15/2037	256,000	395,000
5.00%, 5/15/2037	5,184,000	8,224,740
4.50%, 5/15/2038	2,074,000	3,172,248
3.50%, 2/15/2039	4,090,000	5,626,945
4.25%, 5/15/2039	526,000	790,562
4.50%, 8/15/2039	1,283,000	1,987,848
4.38%, 11/15/2039	356,000	545,459
4.63%, 2/15/2040	2,660,000	4,201,553
2.50%, 2/15/2045	3,415,000	4,126,814
3.00%, 5/15/2045	2,368,000	3,112,810
3.00%, 11/15/2045	66,000	87,007
2.50%, 5/15/2046	11,654,000	14,121,370
2.25%, 8/15/2046	3,461,000	4,006,648
3.00%, 2/15/2047	1,424,000	1,888,358
3.00%, 5/15/2047	21,000	27,878
3.38%, 11/15/2048	359,000	511,687
3.00%, 2/15/2049	1,936,000	2,591,215
2.25%, 8/15/2049	3,753,000	4,362,863
2.38%, 11/15/2049	3,863,000	4,610,249
1.38%, 8/15/2050	4,703,000	4,475,933
U.S. Treasury Notes
2.88%, 10/15/2021	3,599,000	3,685,179
1.50%, 11/30/2021	1,100,000	1,115,125
2.63%, 12/15/2021	522,000	535,519
2.00%, 12/31/2021	8,779,000	8,956,638
2.13%, 12/31/2021	100,000	102,160
1.50%, 1/31/2022	5,305,000	5,389,548
1.88%, 2/28/2022	112,000	114,446
0.13%, 7/31/2022	1,644,000	1,643,422
0.13%, 9/30/2022	9,133,000	9,129,432
0.13%, 5/15/2023	1,174,000	1,172,899
1.63%, 5/31/2023	600,000	621,797
0.25%, 6/15/2023	15,000,000	15,029,297
0.13%, 7/15/2023	551,000	550,268
1.25%, 7/31/2023	5,200,000	5,348,687
0.13%, 8/15/2023	1,000,000	998,594

Investments	Principal Amount($)	Value($)
1.38%, 8/31/2023	360,000	371,812
1.38%, 9/30/2023	15,431,000	15,953,002
2.88%, 9/30/2023	700,000	753,211
0.13%, 10/15/2023	2,200,000	2,196,219
2.88%, 11/30/2023	2,077,000	2,243,809
2.25%, 12/31/2023	267,000	283,875
2.63%, 12/31/2023	621,000	667,332
2.25%, 1/31/2024	653,000	695,241
2.50%, 1/31/2024	3,854,000	4,134,017
2.13%, 2/29/2024	500,000	530,977
2.38%, 2/29/2024	10,212,000	10,928,436
2.13%, 3/31/2024	1,397,000	1,485,513
2.50%, 5/15/2024	100,000	107,836
2.00%, 5/31/2024	3,850,000	4,088,219
1.75%, 6/30/2024	1,967,000	2,073,341
1.75%, 7/31/2024	410,000	432,550
1.25%, 8/31/2024	1,617,000	1,677,132
1.88%, 8/31/2024	3,961,000	4,201,136
1.50%, 9/30/2024	100,000	104,727
1.50%, 10/31/2024	993,000	1,040,788
1.50%, 11/30/2024	1,255,000	1,316,181
1.75%, 12/31/2024	142,000	150,465
1.38%, 1/31/2025	1,860,000	1,943,409
2.50%, 1/31/2025	450,000	491,273
2.00%, 2/15/2025	530,000	567,804
1.13%, 2/28/2025	1,153,000	1,193,265
0.50%, 3/31/2025	58,000	58,485
2.13%, 5/15/2025	163,000	176,040
2.88%, 5/31/2025	12,000,000	13,369,688
0.25%, 6/30/2025	1,802,000	1,795,383
2.00%, 8/15/2025	600,000	646,594
0.25%, 9/30/2025	400,000	398,094
0.25%, 10/31/2025	6,200,000	6,168,516
2.25%, 11/15/2025	104,000	113,636
2.63%, 12/31/2025	2,231,000	2,483,730
1.63%, 2/15/2026	4,739,000	5,041,482
2.50%, 2/28/2026	136,000	150,875
2.25%, 3/31/2026	408,000	447,716
2.13%, 5/31/2026	200,000	218,516
1.88%, 7/31/2026	383,000	413,670
1.50%, 8/15/2026	507,000	536,905
1.63%, 9/30/2026	150,000	159,984
1.63%, 10/31/2026	7,371,000	7,863,360
1.63%, 11/30/2026	1,639,000	1,748,992
1.75%, 12/31/2026	2,300,000	2,473,219
2.25%, 2/15/2027	1,800,000	1,991,391
2.38%, 5/15/2027	1,900,000	2,121,914
2.25%, 8/15/2027	2,000,000	2,221,250
0.50%, 10/31/2027	4,633,000	4,598,976
2.25%, 11/15/2027	400,000	445,125
2.75%, 2/15/2028	29,000	33,355
2.88%, 5/15/2028	400,000	465,000
2.88%, 8/15/2028	55,000	64,109
3.13%, 11/15/2028	1,060,000	1,259,744
2.63%, 2/15/2029	1,746,000	2,011,719
0.63%, 8/15/2030	12,000	11,766

TOTAL U.S. TREASURY OBLIGATIONS (Cost $280,014,605)		291,447,950

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 27.3%
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.
3.48%, 12/1/2027	436,000	487,817
4.20%, 5/1/2030 (a)	120,000	141,755
Lockheed Martin Corp.
3.10%, 1/15/2023	234,000	246,444
4.09%, 9/15/2052	148,000	200,594

		1,076,610

Banks — 2.3%
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022	300,000	310,667
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	332,000	343,847
3.50%, 9/13/2023	386,000	419,569
3.10%, 4/2/2024	370,000	400,138
2.25%, 1/28/2025	1,347,000	1,428,071
Capital One NA
2.95%, 7/23/2021	200,000	202,939
2.25%, 9/13/2021	200,000	202,685
Comerica, Inc.
3.70%, 7/31/2023	248,000	268,480
4.00%, 2/1/2029	25,000	29,243
Discover Bank
4.20%, 8/8/2023	250,000	273,658
4.25%, 3/13/2026	636,000	731,324
3.45%, 7/27/2026	90,000	100,590
4.65%, 9/13/2028	350,000	417,820
First Republic Bank
2.50%, 6/6/2022	250,000	257,320
(SOFR + 0.62%), 1.91%, 2/12/2024 (b)	300,000	309,760
Huntington Bancshares, Inc.
2.63%, 8/6/2024	740,000	792,564
4.00%, 5/15/2025	248,000	281,440
2.55%, 2/4/2030	625,000	669,872
Huntington National Bank (The)
3.13%, 4/1/2022	334,000	346,097
2.50%, 8/7/2022	300,000	310,270
3.55%, 10/6/2023	110,000	119,426
Intesa Sanpaolo SpA (Italy) 5.25%, 1/12/2024 (c)	400,000	446,471

Investments	Principal Amount($)	Value($)
Kreditanstalt fuer Wiederaufbau (Germany)
2.38%, 8/25/2021	25,000	25,401
1.75%, 9/15/2021	30,000	30,371
2.63%, 1/25/2022	65,000	66,809
2.50%, 2/15/2022	50,000	51,385
2.13%, 3/7/2022 (c)	125,000	128,044
2.13%, 6/15/2022	158,000	162,671
2.38%, 12/29/2022	190,000	198,485
2.13%, 1/17/2023	200,000	208,050
1.63%, 2/15/2023	33,000	34,012
0.25%, 10/19/2023	139,000	139,017
2.63%, 2/28/2024	36,000	38,718
2.50%, 11/20/2024	60,000	65,107
2.00%, 5/2/2025 (c)	183,000	195,844
2.88%, 4/3/2028	311,000	358,540
1.75%, 9/14/2029	95,000	102,053
Zero Coupon, 4/18/2036	91,000	73,849
Zero Coupon, 6/29/2037	537,000	429,523
Landesbank Baden-Wuerttemberg (Germany) 7.63%, 2/1/2023	25,000	28,752
Landwirtschaftliche Rentenbank (Germany)
2.25%, 10/1/2021	76,000	77,287
Series 36, 2.00%, 12/6/2021	100,000	101,809
3.13%, 11/14/2023	31,000	33,583
2.00%, 1/13/2025	229,000	243,737
2.38%, 6/10/2025	75,000	81,433
National Bank of Canada (Canada) 2.10%, 2/1/2023	1,072,000	1,108,397
Oesterreichische Kontrollbank AG (Austria)
2.88%, 3/13/2023	120,000	127,035
1.50%, 2/12/2025	150,000	156,513
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	281,000	289,101
2.80%, 4/29/2022	955,000	989,190
1.95%, 1/17/2023	505,000	522,065
1.60%, 4/17/2023	240,000	246,768
3.70%, 10/5/2023	64,000	69,908
2.55%, 7/16/2024	262,000	279,869
2.25%, 11/1/2024	1,770,000	1,879,010
1.15%, 6/10/2025 (c)	254,000	259,043
SVB Financial Group
3.50%, 1/29/2025	681,000	741,429
3.13%, 6/5/2030	267,000	299,495

		18,504,554

Beverages — 0.1%
Brown-Forman Corp.
3.50%, 4/15/2025	56,000	62,154
4.00%, 4/15/2038	93,000	114,477
4.50%, 7/15/2045	269,000	363,011

		539,642

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Biotechnology — 1.0%
Biogen, Inc.
3.63%, 9/15/2022	236,000	249,430
4.05%, 9/15/2025	136,000	155,466
2.25%, 5/1/2030	668,000	691,783
5.20%, 9/15/2045	1,429,000	1,919,882
3.15%, 5/1/2050	480,000	483,545
Gilead Sciences, Inc.
2.50%, 9/1/2023	1,976,000	2,078,645
0.75%, 9/29/2023	180,000	180,486
1.65%, 10/1/2030	344,000	344,690
4.00%, 9/1/2036	38,000	46,199
4.50%, 2/1/2045	15,000	19,151
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	490,000	483,147
2.80%, 9/15/2050	1,468,000	1,438,684

		8,091,108

Building Products — 0.1%
Allegion plc 3.50%, 10/1/2029	138,000	152,371
Lennox International, Inc.
3.00%, 11/15/2023	170,000	178,923
1.35%, 8/1/2025	350,000	355,546

		686,840

Capital Markets — 4.2%
Affiliated Managers Group, Inc.
4.25%, 2/15/2024	410,000	451,248
3.30%, 6/15/2030	207,000	225,866
Ameriprise Financial, Inc.
3.00%, 3/22/2022	636,000	658,162
4.00%, 10/15/2023	331,000	364,588
3.70%, 10/15/2024	86,000	95,766
2.88%, 9/15/2026	541,000	598,177
BlackRock, Inc.
2.40%, 4/30/2030	1,063,000	1,157,650
1.90%, 1/28/2031	977,000	1,018,885
Brookfield Asset Management, Inc. (Canada) 4.00%, 1/15/2025	436,000	486,705
Brookfield Finance LLC (Canada) 3.45%, 4/15/2050	312,000	335,602
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	111,000	127,572
4.85%, 3/29/2029	70,000	85,910
4.35%, 4/15/2030	550,000	665,555
4.70%, 9/20/2047	816,000	1,035,656
Cboe Global Markets, Inc. 3.65%, 1/12/2027	284,000	325,341
Charles Schwab Corp. (The)
2.65%, 1/25/2023	581,000	609,190
3.85%, 5/21/2025	83,000	93,998
3.25%, 5/22/2029	1,887,000	2,155,064
4.63%, 3/22/2030	560,000	713,135

Investments	Principal Amount($)	Value($)
CME Group, Inc.
3.00%, 9/15/2022	290,000	303,675
3.00%, 3/15/2025	364,000	399,919
3.75%, 6/15/2028	190,000	225,518
5.30%, 9/15/2043	87,000	130,171
4.15%, 6/15/2048	524,000	720,219
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	107,000	109,894
Series D, 5.00%, 2/14/2022	604,000	631,675
3.30%, 11/16/2022	545,000	567,696
3.70%, 5/30/2024	400,000	428,826
4.10%, 1/13/2026	1,728,000	1,904,740
Eaton Vance Corp.
3.63%, 6/15/2023	145,000	156,057
3.50%, 4/6/2027	142,000	158,426
Franklin Resources, Inc.
2.80%, 9/15/2022	25,000	26,059
2.85%, 3/30/2025	94,000	102,381
1.60%, 10/30/2030	840,000	830,223
Intercontinental Exchange, Inc.
2.35%, 9/15/2022	445,000	460,080
3.45%, 9/21/2023	139,000	150,191
4.00%, 10/15/2023	125,000	137,420
3.10%, 9/15/2027	164,000	182,747
3.75%, 9/21/2028	711,000	828,058
2.10%, 6/15/2030	96,000	100,732
2.65%, 9/15/2040	6,000	6,236
4.25%, 9/21/2048	669,000	868,168
3.00%, 6/15/2050	128,000	138,435
3.00%, 9/15/2060	549,000	581,328
Janus Capital Group, Inc. (United Kingdom) 4.88%, 8/1/2025	142,000	163,312
Jefferies Group LLC
2.75%, 10/15/2032	420,000	439,984
6.25%, 1/15/2036	1,418,000	1,905,878
Lazard Group LLC
3.75%, 2/13/2025	1,109,000	1,217,635
3.63%, 3/1/2027	539,000	591,992
4.50%, 9/19/2028	280,000	329,733
4.38%, 3/11/2029	352,000	412,879
Legg Mason, Inc.
4.75%, 3/15/2026	400,000	475,324
5.63%, 1/15/2044	61,000	88,090
Nasdaq, Inc.
4.25%, 6/1/2024	423,000	470,120
3.85%, 6/30/2026	350,000	400,951
3.25%, 4/28/2050	257,000	281,729
Raymond James Financial, Inc.
3.63%, 9/15/2026	533,000	611,713
4.65%, 4/1/2030	90,000	110,748
4.95%, 7/15/2046	110,000	151,647

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
S&P Global, Inc.
4.00%, 6/15/2025	30,000	34,149
2.95%, 1/22/2027	384,000	426,572
2.50%, 12/1/2029	462,000	502,431
3.25%, 12/1/2049	661,000	763,905
2.30%, 8/15/2060	400,000	381,762
Stifel Financial Corp. 4.25%, 7/18/2024	325,000	365,035
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	1,245,000	1,283,034
3.75%, 4/1/2024	144,000	158,479
3.63%, 4/1/2025	167,000	186,661
3.30%, 4/1/2027	139,000	156,854
2.75%, 10/1/2029	100,000	110,438

		33,373,999

Chemicals — 0.2%
Air Products and Chemicals, Inc.
3.35%, 7/31/2024	259,000	282,807
1.50%, 10/15/2025	420,000	436,079
2.80%, 5/15/2050	431,000	470,342
EI du Pont de Nemours and Co. 1.70%, 7/15/2025	90,000	93,465
NewMarket Corp. 4.10%, 12/15/2022 (c)	223,000	237,526
Syngenta Finance NV (Switzerland) 3.13%, 3/28/2022	6,000	6,111

		1,526,330

Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom)
3.50%, 3/16/2023	94,000	100,144
3.00%, 5/22/2030	798,000	887,032

		987,176

Communications Equipment — 0.1%
Juniper Networks, Inc. 5.95%, 3/15/2041	728,000	953,906

Consumer Finance — 1.5%
American Express Co.
3.70%, 11/5/2021	69,000	70,959
2.75%, 5/20/2022	252,000	260,331
2.50%, 8/1/2022	326,000	337,081
2.65%, 12/2/2022	178,000	186,035
3.40%, 2/27/2023	240,000	255,311
3.70%, 8/3/2023	300,000	325,639
3.40%, 2/22/2024	329,000	357,827
3.00%, 10/30/2024	208,000	226,112
4.20%, 11/6/2025	100,000	116,102
3.13%, 5/20/2026	240,000	268,644
4.05%, 12/3/2042	1,166,000	1,477,854
American Express Credit Corp.
2.70%, 3/3/2022	671,000	689,694
3.30%, 5/3/2027	336,000	381,465

Investments	Principal Amount($)	Value($)
Capital One Financial Corp.
3.05%, 3/9/2022	543,000	560,277
3.50%, 6/15/2023	229,000	245,577
3.20%, 2/5/2025	270,000	293,811
3.80%, 1/31/2028	60,000	68,948
Discover Financial Services
5.20%, 4/27/2022	464,000	493,561
3.85%, 11/21/2022	789,000	840,620
3.95%, 11/6/2024	82,000	90,897
3.75%, 3/4/2025	44,000	48,455
4.50%, 1/30/2026	20,000	23,009
4.10%, 2/9/2027	418,000	475,490
Navient Solutions LLC Zero Coupon, 10/3/2022	50,000	49,454
Synchrony Financial
2.85%, 7/25/2022	667,000	688,940
4.38%, 3/19/2024	283,000	310,790
3.70%, 8/4/2026	378,000	414,036
5.15%, 3/19/2029	1,873,000	2,244,864

		11,801,783

Containers & Packaging — 0.0% (d)
Avery Dennison Corp. 4.88%, 12/6/2028 (c)	268,000	332,144

Diversified Financial Services — 0.1%
Private Export Funding Corp. Series BB, 4.30%, 12/15/2021	27,000	28,093
Synchrony Bank 3.00%, 6/15/2022	450,000	465,053

		493,146

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.
2.95%, 3/15/2022	432,000	446,235
3.38%, 2/15/2025	50,000	55,575
2.63%, 8/15/2026	85,000	92,971
3.00%, 3/22/2027	10,000	11,114
4.33%, 9/21/2028	50,000	60,690
3.88%, 2/8/2029	411,000	484,401
1.50%, 9/18/2030	96,000	94,943
1.68%, 10/30/2030 (a)	796,000	797,225
7.75%, 12/1/2030	80,000	122,214
4.40%, 11/1/2034	137,000	173,195
4.27%, 1/15/2036	155,000	194,417
4.81%, 3/15/2039	255,000	339,520
3.85%, 11/1/2042	180,000	218,077
5.01%, 4/15/2049	9,000	12,733
4.00%, 3/22/2050	214,000	268,297
4.67%, 3/15/2055	412,000	565,826
2.99%, 10/30/2056 (a)	827,000	874,288

		4,811,721

Electric Utilities — 1.5%
AEP Texas, Inc. 3.95%, 6/1/2028	74,000	86,558
AEP Transmission Co. LLC 3.15%, 9/15/2049	100,000	111,007

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
American Electric Power Co., Inc.
Series F, 2.95%, 12/15/2022	188,000	196,176
Series J, 4.30%, 12/1/2028	200,000	239,180
3.25%, 3/1/2050	174,000	186,674
Avangrid, Inc.
3.15%, 12/1/2024	279,000	304,017
3.20%, 4/15/2025	136,000	149,067
3.80%, 6/1/2029	175,000	202,600
Enel Americas SA (Chile) 4.00%, 10/25/2026	350,000	389,252
Enel Chile SA (Chile) 4.88%, 6/12/2028	401,000	467,781
Gulf Power Co. Series A, 3.30%, 5/30/2027	291,000	327,670
Hydro-Quebec (Canada)
Series IO, 8.05%, 7/7/2024	35,000	44,130
8.50%, 12/1/2029	50,000	79,547
Iberdrola International BV (Spain)
5.81%, 3/15/2025	30,000	35,653
6.75%, 7/15/2036	168,000	255,707
Indiana Michigan Power Co.
6.05%, 3/15/2037	240,000	342,024
Series K, 4.55%, 3/15/2046	150,000	195,071
Interstate Power and Light Co. 6.25%, 7/15/2039	202,000	296,182
NextEra Energy Capital Holdings, Inc.
3.20%, 2/25/2022	148,000	153,032
2.90%, 4/1/2022	268,000	276,920
3.30%, 8/15/2022	120,000	125,878
2.80%, 1/15/2023	378,000	396,863
3.15%, 4/1/2024	1,000,000	1,078,905
3.25%, 4/1/2026	610,000	680,764
3.55%, 5/1/2027	224,000	255,455
3.50%, 4/1/2029	150,000	172,330
2.75%, 11/1/2029	1,370,000	1,498,227
Ohio Power Co.
Series P, 2.60%, 4/1/2030	83,000	91,298
4.15%, 4/1/2048	25,000	31,925
Oklahoma Gas and Electric Co. 3.30%, 3/15/2030	420,000	480,075
Southwestern Electric Power Co.
6.20%, 3/15/2040	39,000	56,425
Series J, 3.90%, 4/1/2045	65,000	74,464
Union Electric Co.
8.45%, 3/15/2039	60,000	102,685
3.90%, 9/15/2042	400,000	491,213
Xcel Energy, Inc.
0.50%, 10/15/2023	198,000	198,392
2.60%, 12/1/2029	1,402,000	1,525,009
3.40%, 6/1/2030	350,000	403,573
3.50%, 12/1/2049	50,000	58,783

		12,060,512

Investments	Principal Amount($)	Value($)
Electrical Equipment — 0.1%
Legrand France SA (France) 8.50%, 2/15/2025	154,000	202,004
Rockwell Automation, Inc. 4.20%, 3/1/2049	215,000	290,341

		492,345

Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	214,000	228,377
3.55%, 10/1/2027	126,000	137,619
Amphenol Corp.
3.20%, 4/1/2024	56,000	60,184
2.05%, 3/1/2025	624,000	655,069
2.80%, 2/15/2030	127,000	138,805

		1,220,054

Energy Equipment & Services — 0.0%(d)
Helmerich & Payne, Inc.
4.65%, 3/15/2025	176,000	194,317
4.65%, 3/15/2025 (a)	30,000	33,122

		227,439

Entertainment — 0.3%
Activision Blizzard, Inc.
3.40%, 9/15/2026	310,000	352,120
3.40%, 6/15/2027	200,000	227,128
4.50%, 6/15/2047	371,000	481,776
2.50%, 9/15/2050	1,218,000	1,177,331
Electronic Arts, Inc. 4.80%, 3/1/2026	400,000	476,580

		2,714,935

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
4.70%, 3/15/2022	150,000	157,889
3.50%, 1/31/2023	169,000	179,731
3.38%, 5/15/2024	86,000	93,523
1.30%, 9/15/2025	43,000	43,759
3.13%, 1/15/2027	261,000	286,667

		761,569

Food & Staples Retailing — 0.1%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	124,000	173,917
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040 (c)	491,000	721,618

		895,535

Food Products — 0.1%
Flowers Foods, Inc.
4.38%, 4/1/2022	36,000	37,132
3.50%, 10/1/2026	101,000	111,168
Hormel Foods Corp. 1.80%, 6/11/2030	398,000	414,172

		562,472

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Gas Utilities — 0.2%
Eastern Energy Gas Holdings LLC
3.55%, 11/1/2023	48,000	51,780
3.60%, 12/15/2024	25,000	27,530
Series B, 3.00%, 11/15/2029	72,000	79,860
National Fuel Gas Co.
3.75%, 3/1/2023	244,000	255,917
5.20%, 7/15/2025	50,000	55,301
5.50%, 1/15/2026	578,000	648,222
3.95%, 9/15/2027	320,000	330,864

		1,449,474

Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.
1.70%, 8/15/2021	26,000	26,213
2.60%, 8/15/2026	820,000	892,381
3.50%, 8/15/2046	120,000	137,477
Danaher Corp. 3.35%, 9/15/2025	50,000	55,713
DH Europe Finance II SARL
2.05%, 11/15/2022	142,000	146,585
2.20%, 11/15/2024	25,000	26,517
2.60%, 11/15/2029 (c)	267,000	294,564
Edwards Lifesciences Corp. 4.30%, 6/15/2028	495,000	589,594
Koninklijke Philips NV (Netherlands)
6.88%, 3/11/2038	263,000	411,808
5.00%, 3/15/2042	982,000	1,337,712

		3,918,564

Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.
3.40%, 5/15/2024	500,000	541,965
3.25%, 3/1/2025	355,000	389,135
3.45%, 12/15/2027	429,000	489,065
4.25%, 3/1/2045	76,000	90,065
4.30%, 12/15/2047	175,000	213,279
McKesson Corp. 2.70%, 12/15/2022	210,000	218,270

		1,941,779

Hotels, Restaurants & Leisure — 0.1%
Choice Hotels International, Inc.
3.70%, 12/1/2029	315,000	340,227
3.70%, 1/15/2031	292,000	316,519

		656,746

Household Durables — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	100,000	111,796
NVR, Inc.
3.95%, 9/15/2022	350,000	367,806
3.00%, 5/15/2030	345,000	374,648

		854,250

Household Products — 0.3%
Church & Dwight Co., Inc.
2.45%, 8/1/2022	109,000	112,608

Investments	Principal Amount($)	Value($)
2.88%, 10/1/2022 (c)	102,000	106,520
3.15%, 8/1/2027	312,000	343,753
3.95%, 8/1/2047	240,000	296,908
Clorox Co. (The)
3.80%, 11/15/2021	36,000	37,164
3.05%, 9/15/2022	334,000	347,563
3.50%, 12/15/2024	685,000	757,880
3.90%, 5/15/2028	252,000	297,675

		2,300,071

Independent Power and Renewable Electricity Producers — 0.1%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	399,000	431,939

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.
3.75%, 11/15/2022	217,000	227,550
3.50%, 12/1/2024	100,000	109,547
3.75%, 12/1/2027	298,000	338,328
2.75%, 3/1/2030	179,000	192,606
Pentair Finance SARL 4.50%, 7/1/2029	129,000	153,364

		1,021,395

Interactive Media & Services — 0.5%
Alphabet, Inc.
3.38%, 2/25/2024	2,108,000	2,309,487
2.00%, 8/15/2026	1,274,000	1,367,023
1.10%, 8/15/2030	500,000	496,295
2.25%, 8/15/2060	125,000	123,368

		4,296,173

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China)
2.80%, 6/6/2023	200,000	210,849
4.50%, 11/28/2034	200,000	248,577
4.00%, 12/6/2037	835,000	989,901
4.40%, 12/6/2057	1,600,000	2,158,238
Booking Holdings, Inc.
2.75%, 3/15/2023	493,000	517,190
3.65%, 3/15/2025	126,000	139,329
4.10%, 4/13/2025	26,000	29,378
3.60%, 6/1/2026	59,000	66,508
3.55%, 3/15/2028	110,000	125,014
4.63%, 4/13/2030	70,000	86,141
JD.com, Inc. (China) 4.13%, 1/14/2050	450,000	501,533

		5,072,658

IT Services — 0.4%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	284,000	319,915
2.90%, 12/1/2029	126,000	137,802
Mastercard, Inc.
2.00%, 11/21/2021	100,000	101,544
3.38%, 4/1/2024	86,000	94,442
2.00%, 3/3/2025	482,000	512,202

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.95%, 11/21/2026	175,000	196,250
3.50%, 2/26/2028 (c)	110,000	128,187
2.95%, 6/1/2029	153,000	173,224
3.35%, 3/26/2030	126,000	147,986
3.80%, 11/21/2046	702,000	898,507
3.95%, 2/26/2048	180,000	234,354
3.65%, 6/1/2049	48,000	60,198

		3,004,611

Leisure Products — 0.1%
Hasbro, Inc.
3.55%, 11/19/2026	141,000	155,531
3.50%, 9/15/2027	133,000	144,854
3.90%, 11/19/2029	30,000	33,568
6.35%, 3/15/2040	585,000	748,270

		1,082,223

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.20%, 10/1/2022	178,000	185,774
3.88%, 7/15/2023	309,000	333,409
3.05%, 9/22/2026	40,000	44,110
2.75%, 9/15/2029	470,000	513,750

		1,077,043

Machinery — 0.1%
IDEX Corp.
4.20%, 12/15/2021	50,000	51,336
3.00%, 5/1/2030	295,000	326,785
Oshkosh Corp. 3.10%, 3/1/2030	125,000	135,667

		513,788

Metals & Mining — 2.3%
Barrick Gold Corp. (Canada)
6.45%, 10/15/2035	95,000	134,536
5.25%, 4/1/2042	703,000	973,606
Barrick North America Finance LLC (Canada)
5.70%, 5/30/2041	192,000	275,410
5.75%, 5/1/2043	971,000	1,434,911
Barrick PD Australia Finance Pty. Ltd. (Canada) 5.95%, 10/15/2039	97,000	141,509
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024	75,000	85,544
4.50%, 7/15/2027	330,000	380,783
Newmont Corp.
3.50%, 3/15/2022	276,000	283,895
3.70%, 3/15/2023	302,000	318,607
2.80%, 10/1/2029	438,000	480,453
2.25%, 10/1/2030	579,000	608,430
5.88%, 4/1/2035	283,000	412,322
6.25%, 10/1/2039	101,000	153,079
4.88%, 3/15/2042	253,000	345,196
5.45%, 6/9/2044	400,000	575,294

Investments	Principal Amount($)	Value($)
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	180,000	194,450
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	476,000	704,540
6.13%, 12/15/2033	90,000	134,675
5.75%, 6/1/2035	71,000	102,130
Rio Tinto Finance USA Ltd. (Australia)
3.75%, 6/15/2025	197,000	221,729
7.13%, 7/15/2028	35,000	49,417
5.20%, 11/2/2040	480,000	696,409
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	61,000	84,220
4.13%, 8/21/2042	1,370,000	1,775,339
Southern Copper Corp. (Peru)
3.50%, 11/8/2022	139,000	146,313
3.88%, 4/23/2025	927,000	1,029,018
5.25%, 11/8/2042	228,000	301,480
5.88%, 4/23/2045	1,214,000	1,720,083
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	554,000	682,142
3.75%, 7/8/2030	640,000	703,688
6.88%, 11/21/2036	125,000	177,069
6.88%, 11/10/2039	376,000	544,247
Vale SA (Brazil) 5.63%, 9/11/2042	2,066,000	2,696,579

		18,567,103

Multiline Retail — 0.2%
Dollar General Corp.
3.25%, 4/15/2023	547,000	579,040
4.15%, 11/1/2025	259,000	298,189
3.88%, 4/15/2027	120,000	138,701
4.13%, 5/1/2028	230,000	271,323
3.50%, 4/3/2030	325,000	374,213
4.13%, 4/3/2050	75,000	95,763

		1,757,229

Multi-Utilities — 0.3%
Ameren Corp.
2.50%, 9/15/2024	349,000	371,502
3.50%, 1/15/2031	61,000	70,696
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	26,000	26,263
Series B, 2.75%, 1/15/2022	243,000	248,855
Series B, 2.75%, 9/15/2022	300,000	310,285
3.90%, 10/1/2025	25,000	28,417
Series D, 2.85%, 8/15/2026	55,000	60,436
4.25%, 6/1/2028	25,000	29,775
Series C, 3.38%, 4/1/2030	291,000	332,792
Series E, 6.30%, 3/15/2033	127,000	178,649
Series F, 5.25%, 8/1/2033	25,000	32,151
Series B, 5.95%, 6/15/2035	50,000	69,624
Series C, 4.90%, 8/1/2041	94,000	123,941
Series A, 4.60%, 3/15/2049	127,000	172,876

		2,056,262

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Oil, Gas & Consumable Fuels — 2.8%
Burlington Resources LLC
7.20%, 8/15/2031	39,000	57,434
7.40%, 12/1/2031	60,000	89,004
5.95%, 10/15/2036	376,000	519,090
Cimarex Energy Co. 4.38%, 3/15/2029 (c)	454,000	508,498
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	241,000	263,041
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025	229,000	247,592
CNOOC Petroleum North America ULC (China)
7.88%, 3/15/2032	87,000	131,595
5.88%, 3/10/2035	29,000	39,911
6.40%, 5/15/2037	122,000	175,748
7.50%, 7/30/2039	40,000	65,327
Conoco Funding Co. 7.25%, 10/15/2031	151,000	222,602
ConocoPhillips
5.90%, 10/15/2032	123,000	165,572
6.50%, 2/1/2039	50,000	76,024
ConocoPhillips Co.
2.40%, 12/15/2022	435,000	449,892
3.35%, 11/15/2024	197,000	215,443
4.95%, 3/15/2026	876,000	1,051,583
6.95%, 4/15/2029	132,000	183,796
4.30%, 11/15/2044	947,000	1,192,323
5.95%, 3/15/2046	33,000	50,275
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	109,000	121,518
4.13%, 1/16/2025	119,000	128,715
6.88%, 4/29/2030	44,000	55,873
7.38%, 9/18/2043	68,000	91,685
5.88%, 5/28/2045	99,000	117,719
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	104,000	135,680
EOG Resources, Inc.
2.63%, 3/15/2023	183,000	191,083
4.15%, 1/15/2026	600,000	694,609
4.38%, 4/15/2030	700,000	851,884
4.95%, 4/15/2050	283,000	388,610
Equinor ASA (Norway)
2.75%, 11/10/2021	100,000	102,308
2.45%, 1/17/2023	87,000	90,837
2.65%, 1/15/2024	294,000	312,238
3.70%, 3/1/2024	40,000	43,950
2.88%, 4/6/2025	100,000	108,746
1.75%, 1/22/2026	28,000	29,257
3.63%, 9/10/2028	40,000	46,547
3.25%, 11/18/2049	230,000	254,673

Investments	Principal Amount($)	Value($)
HollyFrontier Corp.
2.63%, 10/1/2023	250,000	252,197
5.88%, 4/1/2026	1,098,000	1,194,555
4.50%, 10/1/2030	646,000	651,908
Magellan Midstream Partners LP
5.00%, 3/1/2026	650,000	771,611
3.25%, 6/1/2030	25,000	27,662
5.15%, 10/15/2043	26,000	31,644
4.25%, 9/15/2046	172,000	191,657
4.20%, 10/3/2047	50,000	55,659
3.95%, 3/1/2050	1,000,000	1,092,674
Pioneer Natural Resources Co. 4.45%, 1/15/2026	368,000	426,186
Suncor Energy, Inc. (Canada)
3.10%, 5/15/2025	800,000	871,647
7.15%, 2/1/2032	64,000	83,721
4.00%, 11/15/2047	2,211,000	2,398,945
Tosco Corp. 8.13%, 2/15/2030	52,000	75,729
Valero Energy Corp.
2.70%, 4/15/2023	377,000	391,361
1.20%, 3/15/2024	388,000	388,314
3.65%, 3/15/2025	555,000	602,162
2.85%, 4/15/2025	350,000	367,790
3.40%, 9/15/2026	1,105,000	1,194,638
4.35%, 6/1/2028	224,000	251,819
4.00%, 4/1/2029	335,000	374,308
7.50%, 4/15/2032	147,000	201,635
6.63%, 6/15/2037	210,000	275,229
4.90%, 3/15/2045	136,000	156,642
Valero Energy Partners LP
4.38%, 12/15/2026	287,000	325,318
4.50%, 3/15/2028	302,000	339,258

		22,464,951

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/2024	75,000	79,293
3.15%, 3/15/2027	160,000	180,040
2.38%, 12/1/2029	27,000	29,319
2.60%, 4/15/2030	43,000	47,558
6.00%, 5/15/2037 (c)	130,000	194,752
4.38%, 6/15/2045	191,000	254,798
4.15%, 3/15/2047	125,000	164,942
3.13%, 12/1/2049	681,000	790,555

		1,741,257

Pharmaceuticals — 1.0%
Johnson & Johnson
2.25%, 3/3/2022	83,000	84,971
2.45%, 3/1/2026	29,000	31,548
2.90%, 1/15/2028	220,000	247,921
6.95%, 9/1/2029	50,000	72,708
4.38%, 12/5/2033	227,000	302,002
3.55%, 3/1/2036	192,000	235,228
3.63%, 3/3/2037	170,000	209,248

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
5.95%, 8/15/2037	25,000	39,167
3.40%, 1/15/2038	286,000	344,516
4.50%, 9/1/2040	73,000	100,536
4.50%, 12/5/2043	25,000	35,362
3.70%, 3/1/2046	699,000	897,235
3.75%, 3/3/2047	87,000	113,158
3.50%, 1/15/2048	796,000	999,960
2.25%, 9/1/2050	650,000	661,232
2.45%, 9/1/2060	264,000	276,868
Zoetis, Inc.
3.25%, 8/20/2021	43,000	43,897
3.25%, 2/1/2023	608,000	640,775
4.50%, 11/13/2025	45,000	52,625
3.00%, 9/12/2027	625,000	699,240
3.90%, 8/20/2028	497,000	588,044
2.00%, 5/15/2030	207,000	214,982
4.70%, 2/1/2043	519,000	705,764
3.95%, 9/12/2047	154,000	194,247
4.45%, 8/20/2048	135,000	180,592
3.00%, 5/15/2050	173,000	189,142

		8,160,968

Professional Services — 0.5%
Thomson Reuters Corp. (Canada)
4.30%, 11/23/2023	139,000	152,561
3.35%, 5/15/2026	600,000	671,191
5.50%, 8/15/2035	100,000	130,638
5.85%, 4/15/2040	25,000	33,971
5.65%, 11/23/2043	1,318,000	1,747,586
Verisk Analytics, Inc.
4.13%, 9/12/2022	125,000	132,435
4.00%, 6/15/2025	325,000	367,780
3.63%, 5/15/2050	562,000	656,758

		3,892,920

Semiconductors & Semiconductor Equipment — 1.1%
Maxim Integrated Products, Inc.
3.38%, 3/15/2023	98,000	103,392
3.45%, 6/15/2027	160,000	180,292
Micron Technology, Inc.
2.50%, 4/24/2023	544,000	567,603
4.64%, 2/6/2024	421,000	468,607
4.98%, 2/6/2026	398,000	466,444
4.19%, 2/15/2027	125,000	144,072
5.33%, 2/6/2029	100,000	122,708
4.66%, 2/15/2030	210,000	253,320
NVIDIA Corp.
3.20%, 9/16/2026	175,000	197,628
2.85%, 4/1/2030	559,000	626,664
3.50%, 4/1/2040	209,000	252,895
3.50%, 4/1/2050	257,000	312,213
3.70%, 4/1/2060	1,280,000	1,643,058
Texas Instruments, Inc.
1.85%, 5/15/2022	25,000	25,543
2.25%, 5/1/2023	90,000	93,675

Investments	Principal Amount($)	Value($)
2.63%, 5/15/2024	40,000	42,767
2.90%, 11/3/2027	230,000	257,631
2.25%, 9/4/2029	50,000	53,926
3.88%, 3/15/2039	754,000	958,158
4.15%, 5/15/2048	1,145,000	1,576,379

		8,346,975

Software — 0.4%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	194,000	217,854
Citrix Systems, Inc.
4.50%, 12/1/2027	577,000	663,074
3.30%, 3/1/2030	208,000	223,330
Intuit, Inc.
0.65%, 7/15/2023	757,000	761,818
1.35%, 7/15/2027	247,000	252,529
ServiceNow, Inc. 1.40%, 9/1/2030	1,087,000	1,058,337

		3,176,942

Specialty Retail — 0.7%
Best Buy Co., Inc. 4.45%, 10/1/2028	602,000	719,778
Ross Stores, Inc.
4.60%, 4/15/2025	697,000	805,022
4.70%, 4/15/2027	748,000	882,529
TJX Cos., Inc. (The)
2.50%, 5/15/2023	645,000	674,271
2.25%, 9/15/2026	1,196,000	1,285,336
3.75%, 4/15/2027	100,000	115,796
3.88%, 4/15/2030	447,000	537,368
4.50%, 4/15/2050	311,000	445,144

		5,465,244

Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
4.75%, 6/1/2023	97,000	105,142
4.88%, 3/1/2024	1,062,000	1,164,353
4.75%, 1/1/2025	107,000	118,445
4.88%, 6/1/2027	132,000	150,661
5.75%, 12/1/2034	378,000	447,628

		1,986,229

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
2.25%, 5/1/2023	72,000	75,136
2.40%, 3/27/2025	44,000	47,283
2.38%, 11/1/2026	125,000	136,417
2.85%, 3/27/2030	25,000	28,299
3.63%, 5/1/2043	306,000	377,312
3.88%, 11/1/2045	80,000	102,245
3.38%, 11/1/2046	900,000	1,075,297
3.38%, 3/27/2050	100,000	120,359

		1,962,348

Trading Companies & Distributors — 0.2%
WW Grainger, Inc.
1.85%, 2/15/2025	1,024,000	1,077,314
4.60%, 6/15/2045	499,000	661,627

		1,738,941

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wireless Telecommunication Services — 0.7%
T-Mobile USA, Inc.
3.88%, 4/15/2030 (a)	1,338,000	1,534,611
4.38%, 4/15/2040 (a)	770,000	940,818
3.00%, 2/15/2041 (a)	420,000	431,357
4.50%, 4/15/2050 (a)	1,000,000	1,248,820
3.30%, 2/15/2051 (a)	1,296,000	1,357,580

		5,513,186

TOTAL CORPORATE BONDS (Cost $206,755,197)		216,565,089

MORTGAGE-BACKED SECURITIES — 26.5%
FHLMC Gold Pools, 15 Year
Pool # G14541, 2.50%, 8/1/2022	11,238	11,666
Pool # J10548, 4.00%, 8/1/2024	40,007	42,433
Pool # J15449, 4.00%, 5/1/2026	149,733	159,145
Pool # G14781, 3.50%, 3/1/2027	85,453	90,600
Pool # G15201, 4.00%, 5/1/2027	35,641	37,802
Pool # J20129, 2.50%, 8/1/2027	133,244	138,694
Pool # G15438, 4.00%, 9/1/2027	26,847	28,529
Pool # G15602, 2.50%, 11/1/2027	96,652	100,959
Pool # E09028, 2.00%, 3/1/2028	142,895	148,783
Pool # J23362, 2.00%, 4/1/2028	138,142	143,834
Pool # G18466, 2.00%, 5/1/2028	20,701	21,553
Pool # G18465, 2.50%, 5/1/2028	39,942	41,623
Pool # G16762, 3.50%, 12/1/2028	34,643	36,702
Pool # G15601, 2.50%, 1/1/2029	86,942	91,099
Pool # G14957, 3.50%, 1/1/2029	185,285	198,764
Pool # G15093, 3.00%, 4/1/2029	221,719	234,335
Pool # G16570, 4.00%, 7/1/2029	25,916	27,487

Investments	Principal Amount($)	Value($)
Pool # G18540, 2.50%, 2/1/2030	53,790	56,273
Pool # G18556, 2.50%, 6/1/2030	65,438	68,459
Pool # V60840, 3.00%, 6/1/2030	16,412	17,479
Pool # G16622, 3.00%, 11/1/2030	64,915	68,487
Pool # G16019, 3.50%, 12/1/2030	33,682	35,696
Pool # J33545, 3.00%, 1/1/2031	175,419	188,061
Pool # G16044, 2.50%, 1/1/2032	173,458	181,065
Pool # J36524, 3.00%, 3/1/2032	184,449	193,762
Pool # J36660, 3.00%, 3/1/2032	126,606	135,527
Pool # J38270, 2.50%, 1/1/2033	590,636	615,637
Pool # G16568, 2.50%, 4/1/2033	244,664	255,020
Pool # G18706, 3.00%, 9/1/2033	19,467	20,406
Pool # G18736, 3.00%, 6/1/2034	55,634	58,137
FHLMC Gold Pools, 20 Year
Pool # K9094 1, 3.50%, 8/1/2033	30,110	32,422
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	122,955	137,736
Pool # A30892, 5.00%, 1/1/2035	120,083	137,769
Pool # A39210, 5.50%, 10/1/2035	42,870	49,881
Pool # V83754, 5.50%, 1/1/2036	54,268	62,928
Pool # A82255, 5.50%, 9/1/2036	122,939	136,133
Pool # G03381, 5.50%, 9/1/2037	35,184	41,043
Pool # A89760, 4.50%, 12/1/2039	41,027	45,959
Pool # A92197, 5.00%, 5/1/2040	106,043	121,027
Pool # G06856, 6.00%, 5/1/2040	6,625	7,864
Pool # A93359, 4.00%, 8/1/2040	20,008	22,079
Pool # G06222, 4.00%, 1/1/2041	405,826	447,812

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G07794, 5.50%, 6/1/2041	17,150	20,184
Pool # Q03514, 4.50%, 9/1/2041	117,605	131,552
Pool # Q03516, 4.50%, 9/1/2041	41,423	46,335
Pool # Q04088, 3.50%, 10/1/2041	43,867	47,597
Pool # Q04688, 4.00%, 11/1/2041	5,458	6,015
Pool # G08477, 3.50%, 2/1/2042	15,713	17,049
Pool # Q06771, 3.00%, 3/1/2042	57,318	61,088
Pool # C03858, 3.50%, 4/1/2042	141,439	153,772
Pool # Q08646, 3.50%, 6/1/2042	42,360	45,863
Pool # G60737, 4.50%, 8/1/2042	176,712	197,930
Pool # Q11220, 3.50%, 9/1/2042	166,271	180,020
Pool # Q13477, 3.00%, 12/1/2042	183,668	195,746
Pool # Q14321, 3.00%, 12/1/2042	48,919	52,136
Pool # C04420, 3.00%, 1/1/2043	271,768	290,073
Pool # Q14694, 3.00%, 1/1/2043	1,922,018	2,094,144
Pool # G61723, 3.50%, 1/1/2043	102,619	114,268
Pool # Q15020, 4.00%, 1/1/2043	40,845	45,041
Pool # C09031, 2.50%, 2/1/2043	164,558	175,261
Pool # V80026, 3.00%, 4/1/2043	81,015	86,255
Pool # Q17374, 4.00%, 4/1/2043	127,792	144,869
Pool # Q20542, 3.00%, 7/1/2043	69,742	74,254
Pool # C09044, 3.50%, 7/1/2043	32,171	34,810
Pool # G62033, 4.00%, 11/1/2043	221,863	245,451
Pool # G08599, 3.50%, 8/1/2044	79,514	85,336
Pool # Q27903, 4.00%, 8/1/2044	149,082	162,765
Pool # Z40090, 4.50%, 9/1/2044	56,058	62,538

Investments	Principal Amount($)	Value($)
Pool # G60183, 4.00%, 12/1/2044	53,246	58,893
Pool # G61769, 4.50%, 12/1/2044	115,817	129,724
Pool # Q30868, 3.50%, 1/1/2045	78,093	83,810
Pool # G61617, 4.50%, 1/1/2045	34,593	39,529
Pool # Q33006, 3.50%, 4/1/2045	40,960	43,849
Pool # V81760, 4.00%, 5/1/2045	33,193	36,171
Pool # Q34508, 3.50%, 6/1/2045	805,948	866,376
Pool # G08651, 4.00%, 6/1/2045	210,072	228,914
Pool # Q33685, 4.00%, 6/1/2045	482,475	525,757
Pool # G08653, 3.00%, 7/1/2045	98,925	104,479
Pool # Q35223, 4.00%, 8/1/2045	21,160	22,835
Pool # G08669, 4.00%, 9/1/2045	66,439	72,398
Pool # G60480, 4.50%, 11/1/2045	142,230	158,678
Pool # G08697, 3.00%, 3/1/2046	802,149	844,447
Pool # G08693, 3.50%, 3/1/2046	653,117	699,170
Pool # G60506, 3.50%, 4/1/2046	72,682	78,933
Pool # Q39844, 3.50%, 4/1/2046	242,961	258,012
Pool # G08703, 4.00%, 4/1/2046	151,488	164,535
Pool # G61260, 4.50%, 4/1/2046	42,680	47,579
Pool # G08710, 3.00%, 6/1/2046	71,131	74,881
Pool # Q41024, 3.00%, 6/1/2046	754,323	817,100
Pool # Q42045, 3.50%, 7/1/2046	43,451	46,748
Pool # G08724, 2.50%, 9/1/2046	23,394	24,545
Pool # G61070, 3.00%, 9/1/2046	693,465	738,319
Pool # G61730, 3.00%, 9/1/2046	228,266	243,031
Pool # Q42921, 3.50%, 9/1/2046	157,325	169,263

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G61235, 4.50%, 9/1/2046	46,775	52,403
Pool # Q44608, 4.00%, 10/1/2046	130,748	143,940
Pool # Q43892, 4.50%, 10/1/2046	127,088	145,447
Pool # G08736, 2.50%, 12/1/2046	22,246	23,340
Pool # Q45872, 3.00%, 1/1/2047	1,111,582	1,170,197
Pool # G08747, 3.00%, 2/1/2047	317,572	334,318
Pool # G61623, 3.00%, 4/1/2047	46,090	48,677
Pool # G60985, 3.00%, 5/1/2047	141,439	153,210
Pool # G60996, 3.50%, 5/1/2047	13,897	15,099
Pool # Q47884, 4.00%, 5/1/2047	44,946	48,207
Pool # V83233, 4.00%, 6/1/2047	202,690	221,330
Pool # Q49796, 3.50%, 8/1/2047	199,906	218,401
Pool # Q50029, 3.50%, 8/1/2047	450,129	476,429
Pool # G08775, 4.00%, 8/1/2047	81,876	87,817
Pool # Q50152, 4.00%, 8/1/2047	189,130	202,853
Pool # Q51268, 3.50%, 10/1/2047	105,404	111,389
Pool # G08787, 3.00%, 11/1/2047	651,182	681,352
Pool # G61681, 3.00%, 12/1/2047	15,205	15,910
Pool # Q52866, 3.00%, 12/1/2047	29,994	32,622
Pool # G08793, 4.00%, 12/1/2047	75,708	81,201
Pool # Q53670, 3.50%, 1/1/2048	477,870	505,004
Pool # Q53751, 3.50%, 1/1/2048	208,548	220,389
Pool # Q53872, 4.00%, 1/1/2048	120,572	130,967
Pool # G08799, 3.00%, 2/1/2048	326,203	341,317
Pool # G08800, 3.50%, 2/1/2048	241,236	254,933
Pool # Q54813, 3.50%, 3/1/2048	422,920	447,370

Investments	Principal Amount($)	Value($)
Pool # G08812, 3.00%, 4/1/2048	22,635	23,706
Pool # Q55484, 3.50%, 4/1/2048	706,085	745,329
Pool # G61866, 4.00%, 6/1/2048	47,712	52,501
Pool # Q57420, 4.50%, 7/1/2048	77,035	83,781
Pool # Q58587, 3.50%, 9/1/2048	11,023	11,635
Pool # G08837, 4.50%, 9/1/2048	11,573	12,567
Pool # G61607, 4.50%, 9/1/2048	212,545	235,954
Pool # G08841, 3.50%, 10/1/2048	36,462	38,487
Pool # G08842, 4.00%, 10/1/2048	39,220	41,787
Pool # G61737, 3.50%, 11/1/2048	405,962	439,785
Pool # V84897, 4.00%, 11/1/2048	75,213	80,484
Pool # G61885, 4.50%, 11/1/2048	64,618	70,166
Pool # Q59805, 4.50%, 11/1/2048	127,338	138,271
Pool # G08853, 4.50%, 12/1/2048	40,247	43,703
Pool # Q62234, 4.50%, 12/1/2048	251,568	275,076
Pool # G67718, 4.00%, 1/1/2049	22,278	24,211
Pool # G08862, 4.00%, 2/1/2049	62,586	66,682
Pool # Q61487, 4.00%, 2/1/2049	71,401	77,393
Pool # V85252, 3.50%, 3/1/2049	165,546	176,917
Pool # Q62004, 4.00%, 3/1/2049	81,426	88,592
Pool # Q63195, 3.00%, 4/1/2049	100,530	105,211
Pool # G08874, 5.00%, 4/1/2049	28,085	31,285
Pool # Q63756, 3.00%, 5/1/2049	177,495	190,698
Pool # G08876, 3.50%, 5/1/2049	123,255	129,746
Pool # G08887, 3.00%, 6/1/2049	89,236	92,989

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	251,841	267,105
Pool # ZK2080, 4.00%, 1/1/2025	92,705	98,487
Pool # ZA2587, 4.00%, 9/1/2025	20,417	21,729
Pool # ZK2723, 3.50%, 11/1/2025	36,032	38,262
Pool # ZK3540, 3.00%, 9/1/2026	152,253	159,659
Pool # ZS8460, 3.00%, 4/1/2027	35,265	37,003
Pool # SB0031, 3.50%, 10/1/2027	66,085	69,965
Pool # ZS7751, 3.00%, 1/1/2029	211,742	223,561
Pool # SB0071, 2.50%, 5/1/2030	54,845	57,073
Pool # ZS7331, 3.00%, 12/1/2030	42,478	45,236
Pool # ZS7938, 2.50%, 1/1/2033	118,059	125,219
Pool # SB0256, 4.00%, 11/1/2033	221,064	234,463
Pool # SB0077, 3.50%, 10/1/2034	134,035	141,724
Pool # QN1148, 2.50%, 12/1/2034	111,734	117,958
Pool # SB8031, 2.50%, 2/1/2035	340,566	353,875
Pool # QN2407, 2.00%, 6/1/2035	226,362	235,725
Pool # SB8500, 2.50%, 7/1/2035	578,090	614,721
Pool # SB8501, 2.00%, 8/1/2035	399,711	419,755
Pool # SB8068, 1.50%, 10/1/2035	305,281	313,111
Pool # RC1712, 1.50%, 12/1/2035	1,600,000	1,642,490
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	128,985	136,825
Pool # ZJ9491, 3.50%, 12/1/2032	28,182	30,390
Pool # ZS9164, 3.00%, 9/1/2033	699,897	760,474
Pool # ZA2463, 3.50%, 6/1/2037	74,038	78,855
Pool # RB5001, 3.50%, 7/1/2039	44,645	47,145
Pool # QK0054, 3.00%, 8/1/2039	35,784	37,494
Pool # RB5026, 2.50%, 11/1/2039	96,843	101,339

Investments	Principal Amount($)	Value($)
Pool # QK0157, 2.50%, 1/1/2040	135,305	141,587
Pool # RB5032, 2.50%, 2/1/2040	74,633	78,098
Pool # QK0167, 3.00%, 2/1/2040	100,768	106,186
Pool # RB5037, 2.50%, 3/1/2040	246,922	258,385
Pool # RB5043, 2.50%, 4/1/2040	184,014	193,283
Pool # RB5048, 2.50%, 5/1/2040	190,988	200,608
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	47,806	56,288
Pool # ZS2546, 5.00%, 2/1/2039	28,430	32,519
Pool # ZJ0449, 4.00%, 9/1/2040	39,617	43,719
Pool # ZL3548, 3.50%, 8/1/2042	174,945	189,472
Pool # ZS3712, 3.50%, 4/1/2043	232,076	258,538
Pool # ZS4077, 3.50%, 1/1/2044	34,043	37,551
Pool # ZL8869, 3.50%, 12/1/2044	46,162	50,143
Pool # ZS4596, 3.50%, 12/1/2044	17,353	18,628
Pool # ZS4598, 3.00%, 1/1/2045	21,290	22,578
Pool # ZL9010, 3.50%, 1/1/2045	23,176	25,174
Pool # ZS4609, 3.00%, 4/1/2045	81,621	86,185
Pool # ZM0037, 3.50%, 8/1/2045	261,582	279,980
Pool # ZS9809, 4.50%, 9/1/2045	44,683	49,834
Pool # ZS9589, 4.50%, 12/1/2045	79,553	88,724
Pool # ZA4628, 4.00%, 3/1/2046	69,655	77,084
Pool # ZS9743, 4.00%, 5/1/2046	1,435,672	1,564,424
Pool # SD0073, 4.50%, 6/1/2046	112,952	125,887
Pool # ZM1621, 4.50%, 9/1/2046	171,746	199,365
Pool # SD0146, 3.00%, 11/1/2046	286,140	301,119
Pool # ZM2209, 3.50%, 12/1/2046	417,595	449,173

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # ZA4816, 4.00%, 2/1/2047	49,903	54,670
Pool # ZM3134, 3.50%, 5/1/2047	152,752	165,434
Pool # ZT0132, 4.00%, 5/1/2047	406,256	441,361
Pool # ZS4729, 3.00%, 8/1/2047	656,969	687,197
Pool # SD0225, 3.00%, 12/1/2047	1,009,944	1,076,846
Pool # ZT0534, 3.50%, 12/1/2047	552,235	603,164
Pool # ZS4750, 3.00%, 1/1/2048	57,458	60,102
Pool # ZM6887, 3.00%, 5/1/2048	116,473	121,859
Pool # ZS4777, 3.50%, 7/1/2048	13,289	14,020
Pool # ZM7669, 3.50%, 8/1/2048	139,934	152,056
Pool # ZA5677, 4.00%, 9/1/2048	63,797	68,273
Pool # ZT1597, 3.00%, 12/1/2048	45,018	47,100
Pool # ZA6286, 4.00%, 2/1/2049	357,507	385,309
Pool # ZT1776, 3.50%, 3/1/2049	73,228	77,110
Pool # ZN5087, 4.00%, 4/1/2049	284,016	305,786
Pool # ZT1864, 4.00%, 4/1/2049	10,222	10,894
Pool # ZT1951, 3.50%, 5/1/2049	24,578	25,881
Pool # ZT1952, 4.00%, 5/1/2049	160,649	171,208
Pool # QA4907, 3.00%, 6/1/2049	270,427	283,579
Pool # ZT2086, 3.50%, 6/1/2049	134,163	141,275
Pool # ZT2087, 4.00%, 6/1/2049	66,257	70,612
Pool # SD0040, 3.00%, 7/1/2049	78,047	81,392
Pool # SD7502, 3.50%, 7/1/2049	290,810	313,010
Pool # SD8001, 3.50%, 7/1/2049	47,913	50,453
Pool # SD7501, 4.00%, 7/1/2049	161,523	177,765
Pool # QA1790, 3.00%, 8/1/2049	146,525	152,806

Investments	Principal Amount($)	Value($)
Pool # QA1997, 3.00%, 8/1/2049	47,036	49,052
Pool # SD8005, 3.50%, 8/1/2049	168,599	177,537
Pool # SD8006, 4.00%, 8/1/2049	101,725	108,411
Pool # SD8014, 5.00%, 8/1/2049	314,809	350,104
Pool # SD8016, 3.00%, 10/1/2049	53,753	56,057
Pool # SD8023, 2.50%, 11/1/2049	19,464	20,360
Pool # SD8025, 3.50%, 11/1/2049	470,214	495,142
Pool # SD8029, 2.50%, 12/1/2049	350,107	366,221
Pool # RA1878, 3.50%, 12/1/2049	346,579	367,236
Pool # QA7416, 3.00%, 2/1/2050	1,498,190	1,568,163
Pool # RA2116, 3.00%, 2/1/2050	1,102,831	1,169,662
Pool # SD0303, 2.50%, 4/1/2050	1,165,991	1,238,678
Pool # RA2471, 3.50%, 4/1/2050	181,245	194,369
Pool # SD8080, 2.00%, 6/1/2050	94,672	98,372
Pool # QB1691, 2.00%, 7/1/2050	1,217,548	1,265,129
Pool # SD8089, 2.50%, 7/1/2050	4,227,834	4,432,177
Pool # SD8083, 2.50%, 8/1/2050	2,199,140	2,305,431
Pool # RA3727, 2.00%, 10/1/2050	1,075,555	1,122,608
Pool # SD8104, 1.50%, 11/1/2050	160,548	162,501
Pool # QB5222, 2.00%, 11/1/2050	2,850,000	2,967,771
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	406,573	431,179
Pool # AC7007, 4.50%, 1/1/2025	43,260	45,412
Pool # AL9580, 4.00%, 3/1/2025	32,277	34,226
Pool # 932724, 4.00%, 4/1/2025	14,609	15,524
Pool # AE0971, 4.00%, 5/1/2025	66,221	70,219
Pool # AE0939, 3.50%, 2/1/2026	78,602	83,464

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM2968, 4.00%, 5/1/2026	23,117	24,564
Pool # AJ6632, 3.00%, 11/1/2026	85,229	89,382
Pool # AJ9357, 3.50%, 1/1/2027	181,450	192,723
Pool # AK4047, 3.00%, 2/1/2027	36,101	37,821
Pool # AL4586, 4.00%, 2/1/2027	84,034	89,293
Pool # AB5095, 3.00%, 5/1/2027	33,577	35,317
Pool # AO0527, 3.00%, 5/1/2027	45,814	48,111
Pool # AO4400, 2.50%, 7/1/2027	94,740	98,832
Pool # AB5823, 3.50%, 8/1/2027	160,953	171,107
Pool # AL8138, 4.00%, 9/1/2027	48,826	51,882
Pool # AB6811, 2.50%, 10/1/2027	25,517	26,553
Pool # AQ9442, 2.00%, 12/1/2027	50,870	52,952
Pool # AB8447, 2.50%, 2/1/2028	45,048	46,877
Pool # AR4180, 2.50%, 2/1/2028	22,873	23,938
Pool # AL3802, 3.00%, 2/1/2028	139,560	146,438
Pool # AB8787, 2.00%, 3/1/2028	144,652	150,578
Pool # AP6059, 2.00%, 6/1/2028	21,295	22,167
Pool # BM5381, 3.00%, 6/1/2028	148,889	156,226
Pool # BM1892, 2.50%, 9/1/2028	44,858	46,818
Pool # AU6682, 3.00%, 9/1/2028	26,020	27,329
Pool # AS0761, 3.00%, 10/1/2028	55,323	58,106
Pool # AU6961, 3.00%, 10/1/2028	103,385	108,586
Pool # AL6132, 4.50%, 3/1/2029	20,460	21,528
Pool # FM1105, 2.50%, 6/1/2029	91,470	95,185
Pool # AS3345, 2.00%, 7/1/2029	17,691	18,433
Pool # MA2061, 3.00%, 10/1/2029	115,171	121,515

Investments	Principal Amount($)	Value($)
Pool # AL7205, 3.50%, 12/1/2029	212,646	228,051
Pool # BM4202, 3.50%, 12/1/2029	132,941	142,572
Pool # FM1465, 3.00%, 5/1/2030	264,695	279,647
Pool # 890666, 2.00%, 6/1/2030	50,477	52,545
Pool # MA2684, 3.00%, 7/1/2031	209,245	220,410
Pool # AL9418, 3.50%, 8/1/2031	75,771	81,497
Pool # BD5647, 2.00%, 11/1/2031	27,335	28,485
Pool # 890776, 3.50%, 11/1/2031	54,725	58,683
Pool # BM5490, 3.50%, 11/1/2031	38,073	40,827
Pool # BM4993, 3.50%, 3/1/2032	86,044	91,356
Pool # BM4741, 3.00%, 4/1/2032	26,503	27,837
Pool # FM1645, 3.00%, 4/1/2032	288,435	302,945
Pool # BE8694, 3.50%, 7/1/2032	82,451	89,181
Pool # MA3124, 2.50%, 9/1/2032	81,078	84,487
Pool # FM3099, 3.50%, 9/1/2032	112,919	119,651
Pool # CA0775, 2.50%, 11/1/2032	52,124	54,915
Pool # MA3188, 3.00%, 11/1/2032	44,765	47,006
Pool # BH7081, 2.50%, 12/1/2032	89,908	93,688
Pool # BH8720, 3.50%, 12/1/2032	65,011	70,573
Pool # FM1161, 2.50%, 1/1/2033	76,946	81,249
Pool # FM1691, 2.50%, 1/1/2033	31,488	32,825
Pool # FM2549, 2.50%, 1/1/2033	154,513	162,428
Pool # MA3353, 4.00%, 4/1/2033	34,967	37,121
Pool # BM5716, 4.00%, 6/1/2033	141,961	152,033
Pool # MA3393, 4.00%, 6/1/2033	220,733	234,334
Pool # FM1123, 4.00%, 9/1/2033	264,809	284,784

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM2153, 4.00%, 11/1/2033	441,583	468,248
Pool # MA3547, 3.00%, 12/1/2033	16,433	17,218
Pool # BD9105, 4.00%, 1/1/2034	76,540	82,171
Pool # BM5306, 4.00%, 1/1/2034	12,524	13,517
Pool # FM1842, 3.50%, 6/1/2034	396,092	420,293
Pool # BO1822, 3.50%, 7/1/2034	154,472	164,009
Pool # MA3764, 2.50%, 9/1/2034	23,287	24,194
Pool # MA3910, 2.00%, 1/1/2035	48,621	50,585
Pool # FM3569, 3.00%, 1/1/2035	224,372	241,135
Pool # FM2708, 3.00%, 3/1/2035	129,408	137,769
Pool # MA3985, 3.00%, 4/1/2035	377,167	398,594
Pool # MA4014, 3.00%, 5/1/2035	234,888	248,240
Pool # BP8801, 2.00%, 7/1/2035	920,335	958,338
Pool # MA4075, Class 177, 2.50%, 7/1/2035	797,042	830,077
Pool # MA4076, 3.00%, 7/1/2035	285,467	301,699
Pool # FM4035, 2.50%, 8/1/2035	120,723	126,633
Pool # MA4122, 1.50%, 9/1/2035	205,441	210,718
Pool # MA4123, 2.00%, 9/1/2035	218,418	227,443
Pool # CA7497, 2.50%, 10/1/2035	1,888,966	1,994,039
Pool # FM4369, 2.00%, 11/1/2035	695,101	723,822
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	3,747	4,100
Pool # MA0885, 3.50%, 10/1/2031	54,347	58,051
Pool # AB4853, 3.00%, 4/1/2032	52,996	56,201
Pool # MA1058, 3.00%, 5/1/2032	23,259	24,666
Pool # MA1165, 3.00%, 9/1/2032	130,481	138,374
Pool # MA2079, 4.00%, 11/1/2034	27,614	30,177

Investments	Principal Amount($)	Value($)
Pool # AL8620, 3.00%, 2/1/2035	36,099	38,128
Pool # AS4442, 3.00%, 2/1/2035	99,259	104,837
Pool # MA2287, 3.00%, 6/1/2035	68,545	72,301
Pool # AL6970, 3.50%, 7/1/2035	41,270	44,249
Pool # AL7654, 3.00%, 9/1/2035	117,677	124,126
Pool # MA2472, 3.00%, 12/1/2035	23,991	25,305
Pool # FM1133, 4.00%, 6/1/2036	55,592	60,751
Pool # MA3099, 4.00%, 8/1/2037	198,444	213,548
Pool # BM5330, 2.50%, 12/1/2037	84,546	88,514
Pool # FM3204, 4.00%, 10/1/2038	71,388	77,826
Pool # MA3519, 4.00%, 11/1/2038	30,037	32,107
Pool # MA3958, 3.00%, 3/1/2040	79,571	83,946
Pool # MA4046, 3.00%, 6/1/2040	23,089	24,358
Pool # MA4072, 2.50%, 7/1/2040	288,508	302,961
Pool # MA4128, 2.00%, 9/1/2040	2,365,199	2,459,119
Pool # MA4204, 2.00%, 12/1/2040	1,140,000	1,185,096
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	35,482	41,456
Pool # 708506, 5.50%, 5/1/2033	59,783	63,288
Pool # 711215, 5.50%, 6/1/2033	24,371	28,202
Pool # AA1005, 5.00%, 12/1/2033	19,040	21,770
Pool # 725232, 5.00%, 3/1/2034	17,088	19,538
Pool # 725228, 6.00%, 3/1/2034	86,859	101,994
Pool # 790003, 6.00%, 8/1/2034	22,869	27,084
Pool # 735503, 6.00%, 4/1/2035	60,743	71,771
Pool # 190360, 5.00%, 8/1/2035	47,891	54,882
Pool # 904601, 6.00%, 11/1/2036	55,853	66,392

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 888538, 5.50%, 1/1/2037	33,798	39,687
Pool # AB0284, 6.00%, 2/1/2037	65,495	77,680
Pool # AL2627, 5.00%, 7/1/2037	31,223	35,701
Pool # 956965, 6.50%, 12/1/2037	20,613	22,981
Pool # BH7907, 6.50%, 12/1/2037	28,542	34,768
Pool # 961793, 5.00%, 3/1/2038	125,251	144,502
Pool # 985661, 5.50%, 6/1/2038	24,209	28,883
Pool # AU7519, 3.50%, 9/1/2038	58,489	63,275
Pool # AA7402, 4.50%, 6/1/2039	191,399	214,380
Pool # AC2638, 5.00%, 10/1/2039	242,913	282,847
Pool # AL0100, 6.00%, 10/1/2039	81,796	97,096
Pool # AC4886, 5.00%, 11/1/2039	47,411	54,090
Pool # 190399, 5.50%, 11/1/2039	140,697	166,473
Pool # AS4787, 3.00%, 4/1/2040	218,500	230,704
Pool # AB1143, 4.50%, 6/1/2040	137,474	157,650
Pool # AD6938, 4.50%, 6/1/2040	179,152	200,616
Pool # AD5479, 5.00%, 6/1/2040	54,933	62,544
Pool # AB1259, 5.00%, 7/1/2040	65,695	74,797
Pool # AB1292, 5.00%, 8/1/2040	30,574	34,811
Pool # AL5437, 5.00%, 8/1/2040	164,303	187,726
Pool # AB1421, 5.00%, 9/1/2040	65,504	76,532
Pool # AE4142, 5.00%, 9/1/2040	41,358	47,089
Pool # AE8289, 4.00%, 12/1/2040	192,068	211,869
Pool # MA0622, 3.50%, 1/1/2041	53,365	57,734
Pool # AH2312, 5.00%, 1/1/2041	121,999	138,902
Pool # AE0828, 3.50%, 2/1/2041	35,275	38,164

Investments	Principal Amount($)	Value($)
Pool # BM3090, 3.50%, 2/1/2041	213,217	228,188
Pool # AH3804, 4.00%, 2/1/2041	38,892	42,901
Pool # MA0639, 4.00%, 2/1/2041	67,431	74,383
Pool # AB2676, 3.50%, 4/1/2041	163,987	178,967
Pool # AL0241, 4.00%, 4/1/2041	102,975	113,591
Pool # AI1887, 4.50%, 5/1/2041	400,011	447,305
Pool # BM3118, 6.00%, 7/1/2041	130,012	154,094
Pool # AJ2293, 4.00%, 9/1/2041	36,348	40,126
Pool # AL0933, 5.00%, 10/1/2041	157,297	179,173
Pool # AW8154, 3.50%, 1/1/2042	35,522	38,545
Pool # AX5318, 4.50%, 1/1/2042	123,208	137,775
Pool # BD4480, 4.50%, 1/1/2042	440,830	492,949
Pool # AB4698, 4.00%, 3/1/2042	124,193	140,908
Pool # AL1998, 4.00%, 3/1/2042	168,045	185,515
Pool # AK7028, 4.00%, 4/1/2042	115,168	126,953
Pool # AO4134, 3.50%, 6/1/2042	21,164	23,004
Pool # AO8694, 4.50%, 7/1/2042	38,103	42,023
Pool # AP4258, 3.00%, 8/1/2042	195,314	208,099
Pool # AL2417, 3.50%, 8/1/2042	144,438	156,351
Pool # AO9798, 3.50%, 8/1/2042	44,958	48,667
Pool # AP2424, 4.00%, 8/1/2042	164,840	181,708
Pool # AP3958, 3.00%, 9/1/2042	425,892	453,771
Pool # AB6632, 3.50%, 10/1/2042	234,255	253,577
Pool # AB6633, 3.50%, 10/1/2042	44,477	48,146
Pool # AL3344, 4.50%, 10/1/2042	213,946	244,270
Pool # AB6828, 3.50%, 11/1/2042	195,905	212,938

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AL3182, 3.50%, 12/1/2042	29,402	32,605
Pool # AQ9316, 2.50%, 1/1/2043	89,884	95,709
Pool # AB7580, 3.00%, 1/1/2043	202,483	215,737
Pool # AQ1104, 3.00%, 1/1/2043	54,595	58,626
Pool # AR0168, 3.00%, 2/1/2043	82,412	89,125
Pool # AR4239, 3.00%, 2/1/2043	57,094	60,770
Pool # AB7964, 3.50%, 2/1/2043	106,437	118,491
Pool # BM4751, 3.50%, 3/1/2043	56,905	61,599
Pool # AB8742, 4.00%, 3/1/2043	23,966	27,191
Pool # AR6770, 4.00%, 3/1/2043	26,480	29,292
Pool # AT2015, 3.00%, 4/1/2043	62,829	66,875
Pool # AT2016, 3.00%, 4/1/2043	965,378	1,027,537
Pool # AT2035, 3.50%, 4/1/2043	90,571	97,982
Pool # AR8293, 3.00%, 5/1/2043	439,079	467,350
Pool # AT2723, 3.00%, 5/1/2043	96,103	102,291
Pool # AB9194, 3.50%, 5/1/2043	194,133	211,056
Pool # AS0021, 3.00%, 7/1/2043	112,596	119,845
Pool # AT8912, 3.00%, 7/1/2043	61,131	65,068
Pool # AU1629, 3.00%, 7/1/2043	148,302	157,851
Pool # BM3785, 3.50%, 7/1/2043	204,397	223,693
Pool # BM3704, 3.00%, 9/1/2043	63,742	67,846
Pool # AT2612, 3.50%, 9/1/2043	140,124	151,590
Pool # AU4256, 3.50%, 9/1/2043	47,176	51,974
Pool # AU4283, 3.50%, 9/1/2043	32,523	35,601
Pool # AL4062, 4.00%, 9/1/2043	44,620	50,025
Pool # AS0560, 4.50%, 9/1/2043	28,847	32,156

Investments	Principal Amount($)	Value($)
Pool # BM4635, 2.50%, 10/1/2043	255,618	271,542
Pool # AS1121, 4.00%, 11/1/2043	70,226	77,266
Pool # AL7696, 3.00%, 12/1/2043	99,038	105,415
Pool # AS1557, 4.00%, 1/1/2044	82,395	90,654
Pool # AV6103, 4.00%, 1/1/2044	360,270	396,382
Pool # BC1737, 4.00%, 1/1/2044	168,094	185,424
Pool # BM5365, 4.00%, 3/1/2044	130,466	143,916
Pool # FM1744, 3.50%, 5/1/2044	48,020	53,459
Pool # AS2700, 4.00%, 6/1/2044	75,252	83,215
Pool # AW6233, 4.50%, 6/1/2044	432,555	482,887
Pool # AS2947, 4.00%, 7/1/2044	73,351	80,273
Pool # AL9072, 5.00%, 7/1/2044	127,488	145,218
Pool # AS3133, 3.50%, 8/1/2044	35,455	38,749
Pool # AL9569, 5.00%, 8/1/2044	198,621	227,113
Pool # AX0152, 4.50%, 9/1/2044	43,608	48,258
Pool # BM4620, 3.00%, 10/1/2044	157,661	167,981
Pool # AL5926, 3.50%, 10/1/2044	150,217	166,029
Pool # AS3611, 3.50%, 10/1/2044	23,031	25,171
Pool # AS3470, 4.00%, 10/1/2044	39,645	43,275
Pool # AX2491, 4.00%, 10/1/2044	13,945	15,222
Pool # AS3710, 4.00%, 11/1/2044	48,140	52,683
Pool # AS3867, 4.00%, 11/1/2044	21,147	23,142
Pool # AX4855, 4.00%, 11/1/2044	172,019	187,768
Pool # AS3935, 3.50%, 12/1/2044	778,485	850,818
Pool # AS4012, 3.50%, 12/1/2044	96,332	105,520
Pool # FM1746, 3.50%, 1/1/2045	157,496	174,340

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AS4402, 3.50%, 2/1/2045	106,219	116,823
Pool # AS4457, 3.50%, 2/1/2045	247,964	266,044
Pool # AX7699, 3.50%, 2/1/2045	74,650	80,093
Pool # AY3671, 3.50%, 2/1/2045	89,194	99,136
Pool # FM0015, 4.00%, 2/1/2045	160,713	180,340
Pool # MA2193, 4.50%, 2/1/2045	36,862	41,099
Pool # AS4541, 3.00%, 3/1/2045	120,352	130,005
Pool # AS4571, 3.50%, 3/1/2045	94,474	102,402
Pool # FM3414, 4.00%, 3/1/2045	170,816	186,936
Pool # AZ1682, 3.50%, 4/1/2045	44,406	47,523
Pool # BM3398, 3.50%, 4/1/2045	22,763	24,871
Pool # AY8617, 3.00%, 5/1/2045	20,639	21,791
Pool # BM5471, 3.50%, 6/1/2045	518,883	567,997
Pool # AZ5985, 3.00%, 7/1/2045	138,564	150,727
Pool # AS5570, 3.50%, 8/1/2045	114,160	122,681
Pool # FM1476, 3.50%, 8/1/2045	141,235	152,884
Pool # AS5806, 3.00%, 9/1/2045	256,283	270,597
Pool # AS5778, 3.50%, 9/1/2045	31,214	33,406
Pool # AZ2947, 4.00%, 9/1/2045	35,824	39,027
Pool # CA2709, 4.00%, 9/1/2045	1,519,471	1,674,959
Pool # AS5851, 4.50%, 9/1/2045	29,231	32,737
Pool # AS6184, 3.50%, 11/1/2045	227,186	251,121
Pool # AS6196, 3.50%, 11/1/2045	37,482	40,114
Pool # FM1869, 4.00%, 11/1/2045	131,467	143,503
Pool # FM1708, 3.00%, 12/1/2045	62,294	67,368
Pool # BA3077, 3.50%, 12/1/2045	39,675	43,073

Investments	Principal Amount($)	Value($)
Pool # BC0066, 3.50%, 12/1/2045	46,660	50,143
Pool # BC0676, 3.50%, 12/1/2045	66,025	70,661
Pool # FM1923, 3.50%, 1/1/2046	77,125	82,540
Pool # FM3413, 4.00%, 1/1/2046	141,175	156,113
Pool # MA2512, 4.00%, 1/1/2046	34,783	37,893
Pool # AS6654, 3.50%, 2/1/2046	32,389	34,663
Pool # FM2323, 4.00%, 2/1/2046	76,032	83,802
Pool # AL9128, 4.50%, 2/1/2046	38,070	42,571
Pool # AS6811, 3.00%, 3/1/2046	68,158	71,731
Pool # BM4834, 3.00%, 3/1/2046	43,477	47,160
Pool # AL8387, 4.00%, 3/1/2046	276,600	301,331
Pool # FM1782, 4.00%, 3/1/2046	22,471	24,592
Pool # FM2195, 4.00%, 3/1/2046	61,762	68,074
Pool # AS7003, 3.00%, 4/1/2046	86,597	91,137
Pool # FM1370, 3.00%, 4/1/2046	28,899	30,514
Pool # FM1224, 3.50%, 4/1/2046	200,020	214,064
Pool # AL8936, 4.50%, 5/1/2046	29,476	32,865
Pool # AS7198, 4.50%, 5/1/2046	212,176	235,970
Pool # BD0166, 2.50%, 6/1/2046	218,508	229,358
Pool # BM5168, 2.50%, 6/1/2046	40,311	42,924
Pool # AS7343, 3.00%, 6/1/2046	268,649	282,736
Pool # AS7376, 3.00%, 6/1/2046	413,204	434,870
Pool # AS7386, 3.50%, 6/1/2046	25,691	27,276
Pool # BM5587, 4.00%, 6/1/2046	86,767	95,464
Pool # AS7660, 2.50%, 8/1/2046	448,410	470,676
Pool # MA2730, 2.50%, 8/1/2046	71,240	74,778

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM3810, 3.00%, 10/1/2046	166,160	179,487
Pool # AL9385, 3.00%, 11/1/2046	86,599	92,927
Pool # MA2806, 3.00%, 11/1/2046	333,464	350,949
Pool # BM3288, 3.50%, 12/1/2046	40,193	43,658
Pool # FM2321, 3.50%, 12/1/2046	185,911	198,964
Pool # BM4990, 2.50%, 1/1/2047	19,471	20,684
Pool # FM2807, 3.00%, 1/1/2047	131,500	142,419
Pool # 890856, 3.50%, 1/1/2047	219,054	240,455
Pool # FM3374, 3.50%, 1/1/2047	306,482	331,761
Pool # FM0041, 3.00%, 2/1/2047	929,074	1,006,935
Pool # BD5046, 3.50%, 2/1/2047	647,404	687,323
Pool # AS8823, 4.00%, 2/1/2047	115,765	125,687
Pool # BM5955, 4.00%, 2/1/2047	71,423	78,163
Pool # BM5270, 4.50%, 2/1/2047	32,705	36,572
Pool # MA2920, 3.00%, 3/1/2047	14,998	15,785
Pool # FM3107, 3.50%, 3/1/2047	596,384	638,258
Pool # AS9313, 4.00%, 3/1/2047	34,191	37,330
Pool # FM1511, 3.00%, 4/1/2047	179,738	189,777
Pool # FM4735, 3.00%, 4/1/2047	249,127	270,005
Pool # AS9480, 4.50%, 4/1/2047	72,963	81,379
Pool # BM2000, 3.50%, 5/1/2047	2,491,704	2,645,344
Pool # BM5220, 3.50%, 5/1/2047	56,970	60,483
Pool # BE0628, 4.50%, 5/1/2047	81,360	88,941
Pool # FM1772, 4.50%, 5/1/2047	31,191	34,879
Pool # AS9946, 3.50%, 7/1/2047	88,171	95,494
Pool # BM1568, 3.50%, 7/1/2047	105,576	117,354

Investments	Principal Amount($)	Value($)
Pool # AS9988, 4.50%, 7/1/2047	49,450	54,057
Pool # BH7375, 3.50%, 8/1/2047	112,811	119,190
Pool # CA0110, 3.50%, 8/1/2047	30,087	31,838
Pool # CA0553, 4.00%, 8/1/2047	189,874	203,629
Pool # CA0148, 4.50%, 8/1/2047	41,343	45,195
Pool # CA0850, 3.00%, 9/1/2047	87,303	91,352
Pool # BH9317, 3.50%, 9/1/2047	197,089	210,559
Pool # CA0407, 3.50%, 9/1/2047	167,431	177,174
Pool # MA3147, 3.00%, 10/1/2047	96,863	101,356
Pool # BH9394, 3.50%, 10/1/2047	228,444	244,056
Pool # BH9392, 3.50%, 11/1/2047	38,568	40,748
Pool # CA0681, 3.50%, 11/1/2047	357,733	395,128
Pool # FM0028, 3.00%, 12/1/2047	75,460	81,512
Pool # MA3209, 3.00%, 12/1/2047	624,648	653,617
Pool # FM1420, 3.50%, 12/1/2047	397,954	434,962
Pool # MA3210, 3.50%, 12/1/2047	266,052	281,097
Pool # BJ5376, 4.50%, 12/1/2047	65,077	71,164
Pool # CA4015, 3.00%, 1/1/2048	19,313	20,208
Pool # MA3238, 3.50%, 1/1/2048	126,271	133,412
Pool # BM3475, 4.00%, 1/1/2048	49,654	55,594
Pool # FM2201, 4.00%, 1/1/2048	656,415	703,969
Pool # BJ5910, 3.50%, 2/1/2048	265,641	295,045
Pool # BM5526, 3.50%, 2/1/2048	472,717	499,448
Pool # CA4155, 3.50%, 2/1/2048	32,168	33,987
Pool # MA3304, 3.00%, 3/1/2048	100,581	105,246
Pool # BM3990, 4.00%, 3/1/2048	44,774	48,018

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM3494, 2.50%, 4/1/2048	22,071	23,167
Pool # FM3232, 3.50%, 4/1/2048	140,695	148,651
Pool # MA3332, 3.50%, 4/1/2048	449,032	473,945
Pool # BM3899, 4.00%, 4/1/2048	653,286	700,613
Pool # FM1936, 4.00%, 4/1/2048	94,694	101,554
Pool # CA1574, 5.00%, 4/1/2048	114,519	127,264
Pool # CA2687, 3.00%, 5/1/2048	37,168	40,150
Pool # FM2177, 3.50%, 5/1/2048	1,126,564	1,223,690
Pool # BM4054, 4.00%, 5/1/2048	200,465	217,894
Pool # MA3425, 3.00%, 6/1/2048	77,146	80,741
Pool # BM4757, 3.50%, 7/1/2048	94,536	100,365
Pool # FM1911, 3.50%, 7/1/2048	184,663	197,628
Pool # FM2997, 4.00%, 8/1/2048	174,630	189,596
Pool # MA3443, 4.00%, 8/1/2048	38,421	40,940
Pool # BK4769, 5.00%, 8/1/2048	27,065	30,077
Pool # BM2007, 4.00%, 9/1/2048	13,273	14,143
Pool # CA2368, 4.00%, 9/1/2048	76,788	83,241
Pool # FM1247, 4.00%, 9/1/2048	52,426	56,224
Pool # MA3472, 5.00%, 9/1/2048	27,694	30,777
Pool # CA4655, 3.50%, 10/1/2048	162,906	176,437
Pool # MA3495, 4.00%, 10/1/2048	94,259	100,439
Pool # CA2432, 4.50%, 10/1/2048	122,493	135,388
Pool # BM4678, 4.00%, 11/1/2048	295,093	319,892
Pool # FM1248, 4.50%, 11/1/2048	54,392	59,460
Pool # FM2275, 4.50%, 11/1/2048	60,327	67,093
Pool # FM1148, 3.50%, 12/1/2048	85,514	90,259

Investments	Principal Amount($)	Value($)
Pool # FM1866, 4.00%, 12/1/2048	291,798	310,932
Pool # MA3536, 4.00%, 12/1/2048	124,962	133,156
Pool # MA3577, 3.00%, 1/1/2049	35,370	37,018
Pool # BM5256, 4.50%, 1/1/2049	91,177	100,412
Pool # BM5152, 5.50%, 1/1/2049	240,837	268,582
Pool # FM0030, 3.00%, 2/1/2049	101,548	106,873
Pool # FM1527, 3.00%, 2/1/2049	144,915	152,513
Pool # MA3603, 3.00%, 2/1/2049	16,594	17,367
Pool # BM5446, 3.50%, 2/1/2049	24,232	25,576
Pool # MA3592, 4.00%, 2/1/2049	6,817	7,264
Pool # MA3593, 4.50%, 2/1/2049	162,632	176,612
Pool # BN4380, 3.00%, 3/1/2049	17,155	17,890
Pool # MA3614, 3.50%, 3/1/2049	13,809	14,542
Pool # FM0017, 4.00%, 3/1/2049	116,712	124,365
Pool # MA3637, 3.50%, 4/1/2049	60,035	63,220
Pool # MA3638, 4.00%, 4/1/2049	52,701	56,158
Pool # BN5418, 4.50%, 4/1/2049	44,049	48,727
Pool # MA3639, 4.50%, 4/1/2049	13,381	14,490
Pool # MA3664, 4.00%, 5/1/2049	29,048	30,953
Pool # FM4074, 4.50%, 5/1/2049	686,638	758,922
Pool # MA3665, 4.50%, 5/1/2049	43,008	46,572
Pool # CA3528, 5.00%, 5/1/2049	23,186	25,788
Pool # MA3687, 4.00%, 6/1/2049	307,894	328,090
Pool # FM1389, 4.50%, 6/1/2049	19,815	21,519
Pool # MA3688, 4.50%, 6/1/2049	11,859	12,842
Pool # FM1198, 3.00%, 7/1/2049	76,637	80,825

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # BO1169, 3.50%, 7/1/2049	109,683	115,502
Pool # CA4358, 3.50%, 7/1/2049	44,166	46,509
Pool # BO1766, 4.50%, 7/1/2049	182,039	197,125
Pool # FM1672, 4.50%, 7/1/2049	256,317	286,621
Pool # FM1241, 3.50%, 8/1/2049	121,604	130,894
Pool # MA3746, 4.00%, 8/1/2049	42,809	45,618
Pool # MA3747, 4.50%, 8/1/2049	24,929	26,995
Pool # BO4012, 3.00%, 9/1/2049	148,974	160,182
Pool # MA3774, 3.00%, 9/1/2049	849,912	886,295
Pool # BO2200, 3.50%, 9/1/2049	436,101	459,238
Pool # MA3775, 3.50%, 9/1/2049	26,476	27,880
Pool # FM3572, 4.50%, 9/1/2049	177,346	196,015
Pool # BO2820, 3.00%, 10/1/2049	152,143	159,081
Pool # MA3803, 3.50%, 10/1/2049	132,694	139,734
Pool # MA3818, 5.00%, 10/1/2049	36,412	40,498
Pool # MA3833, 2.50%, 11/1/2049	304,518	318,485
Pool # MA3870, 2.50%, 12/1/2049	439,541	459,701
Pool # CA4977, 3.00%, 1/1/2050	519,162	542,837
Pool # MA3905, 3.00%, 1/1/2050	2,636,290	2,749,144
Pool # CA5021, 3.50%, 1/1/2050	110,268	116,845
Pool # MA3906, 3.50%, 1/1/2050	125,262	131,908
Pool # CA5135, 2.50%, 2/1/2050	199,245	212,135
Pool # MA3936, 2.50%, 2/1/2050	339,950	355,542
Pool # FM2482, 3.00%, 2/1/2050	752,025	787,684
Pool # FM2733, 2.50%, 3/1/2050	175,591	185,997
Pool # BP4015, 3.00%, 3/1/2050	235,580	247,470

Investments	Principal Amount($)	Value($)
Pool # CA5306, 3.00%, 3/1/2050	1,004,660	1,051,863
Pool # BP1358, 3.50%, 3/1/2050	630,263	669,110
Pool # FM4372, 3.50%, 3/1/2050	1,522,169	1,623,324
Pool # MA3972, 4.50%, 3/1/2050	224,631	243,247
Pool # BP5001, 2.50%, 5/1/2050	1,175,147	1,231,918
Pool # FM3257, 3.00%, 5/1/2050	362,497	396,177
Pool # MA4049, 3.50%, 6/1/2050	268,864	285,028
Pool # BK2753, 2.50%, 7/1/2050	1,784,611	1,870,825
Pool # MA4078, 2.50%, 7/1/2050	671,986	704,449
Pool # BP7217, 3.00%, 7/1/2050	772,348	844,107
Pool # MA4079, 3.00%, 7/1/2050	285,800	299,186
Pool # BP6626, 2.00%, 8/1/2050	3,063,152	3,182,957
Pool # MA4100, 2.00%, 8/1/2050	1,611,689	1,674,725
Pool # BP9500, 2.50%, 8/1/2050	146,553	153,633
Pool # MA4097, 3.00%, 8/1/2050	265,661	278,104
Pool # BQ3593, 2.00%, 9/1/2050	299,468	311,601
Pool # MA4119, 2.00%, 9/1/2050	207,321	215,430
Pool # BK3044, 2.50%, 9/1/2050	2,835,072	2,972,034
Pool # MA4158, 2.00%, 10/1/2050	2,309,260	2,399,580
Pool # MA4159, 2.50%, 10/1/2050	925,927	970,658
Pool # MA4209, 1.50%, 12/1/2050	205,000	207,479
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	26,505	30,512
Pool # 726769, 5.00%, 9/15/2039	26,738	29,591
Pool # 721340, 5.00%, 12/15/2039	50,823	54,814
Pool # 754439, 3.50%, 12/15/2041	181,989	197,759
Pool # 711674, 3.00%, 9/15/2042	55,954	59,094

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AD7257, 3.50%, 3/15/2043	148,946	165,103
Pool # 783748, 3.50%, 4/15/2043	99,335	107,953
Pool # 784660, 4.00%, 4/15/2043	10,179	11,201
Pool # AC2224, 3.50%, 6/15/2043	75,757	82,348
Pool # 785088, 3.50%, 7/15/2043	85,539	95,183
Pool # AJ4151, 4.00%, 9/15/2044	370,643	408,647
Pool # AL2280, 3.00%, 3/15/2045	43,871	45,763
Pool # AL9314, 3.00%, 3/15/2045	80,699	84,180
Pool # 784664, 4.00%, 4/15/2045	40,972	45,089
Pool # 670030, 3.00%, 7/15/2045	74,585	77,802
Pool # AM8960, 4.00%, 7/15/2045	24,126	26,246
Pool # AO0544, 3.00%, 8/15/2045	40,440	42,184
Pool # 784371, 4.00%, 8/15/2045	98,715	108,738
Pool # 627030, 3.00%, 12/15/2045	27,244	29,042
Pool # 784429, 3.00%, 8/15/2046	138,236	144,146
Pool # BB4046, 4.00%, 12/15/2047	311,808	336,889
Pool # 784766, 3.50%, 3/15/2048	508,550	553,153
Pool # AF8266, 3.50%, 10/15/2048	97,213	104,387
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	121,669	127,137
Pool # MA4625, 3.50%, 8/20/2032	45,676	48,470
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	69,976	75,696
Pool # 3459, 5.50%, 10/20/2033	75,081	85,475
Pool # AQ5932, 3.50%, 1/20/2036	151,428	162,204
Pool # 4222, 6.00%, 8/20/2038	14,969	17,576
Pool # 709148, 4.50%, 2/20/2039	31,025	34,682

Investments	Principal Amount($)	Value($)
Pool # 4446, 4.50%, 5/20/2039	5,011	5,602
Pool # 4467, 4.00%, 6/20/2039	22,384	24,719
Pool # 4468, 4.50%, 6/20/2039	4,497	5,027
Pool # 4494, 4.00%, 7/20/2039	25,455	28,111
Pool # 4495, 4.50%, 7/20/2039	19,347	21,628
Pool # 4519, 4.50%, 8/20/2039	7,288	8,147
Pool # 4558, 4.50%, 10/20/2039	5,940	6,640
Pool # 4576, 4.00%, 11/20/2039	10,883	12,018
Pool # 4598, 4.50%, 12/20/2039	11,875	13,275
Pool # 4617, 4.50%, 1/20/2040	6,445	7,205
Pool # 4636, 4.50%, 2/20/2040	8,955	10,011
Pool # 4656, 4.00%, 3/20/2040	16,792	18,551
Pool # 4677, 4.00%, 4/20/2040	50,145	55,398
Pool # 4678, 4.50%, 4/20/2040	2,192	2,459
Pool # 4695, 4.00%, 5/20/2040	5,605	6,192
Pool # 4696, 4.50%, 5/20/2040	2,268	2,544
Pool # 4712, 4.00%, 6/20/2040	8,002	8,840
Pool # 4800, 4.00%, 9/20/2040	9,098	10,051
Pool # 737727, 4.00%, 12/20/2040	63,057	69,667
Pool # 4945, 4.00%, 2/20/2041	18,917	20,899
Pool # 759342, 4.50%, 2/20/2041	777,634	872,515
Pool # 4950, 5.50%, 2/20/2041	31,636	36,129
Pool # 4976, 3.50%, 3/20/2041	21,340	23,318
Pool # 4977, 4.00%, 3/20/2041	34,722	38,489
Pool # 5016, 4.00%, 4/20/2041	13,209	14,642
Pool # 5054, 4.00%, 5/20/2041	20,461	22,680

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 5114, 4.00%, 7/20/2041	2,773	3,074
Pool # 779497, 3.50%, 10/20/2041	14,472	15,816
Pool # 5233, 4.00%, 11/20/2041	3,339	3,701
Pool # 5258, 3.50%, 12/20/2041	201,662	220,057
Pool # 5259, 4.00%, 12/20/2041	12,627	13,997
Pool # 5279, 3.50%, 1/20/2042	37,763	41,208
Pool # 5330, 3.00%, 3/20/2042	24,737	26,386
Pool # 754406, 3.50%, 5/20/2042	82,773	90,324
Pool # MA0220, 3.50%, 7/20/2042	16,127	17,583
Pool # MA0318, 3.50%, 8/20/2042	226,720	247,198
Pool # 796468, 4.00%, 9/20/2042	42,213	46,630
Pool # MA0462, 3.50%, 10/20/2042	142,937	155,848
Pool # AA6040, 3.00%, 1/20/2043	120,071	128,675
Pool # AD1584, 3.00%, 1/20/2043	245,287	261,642
Pool # AA6054, 3.00%, 2/20/2043	289,555	318,277
Pool # AD1744, 3.00%, 2/20/2043	23,668	26,016
Pool # 783755, 3.00%, 4/20/2043	224,102	238,824
Pool # 783976, 3.50%, 4/20/2043	36,992	40,333
Pool # MA1157, 3.50%, 7/20/2043	37,435	40,672
Pool # AE7804, 3.00%, 8/20/2043	20,851	22,221
Pool # MA1225, 4.00%, 8/20/2043	483,528	533,186
Pool # MA1284, 3.00%, 9/20/2043	29,855	31,817
Pool # 785065, 3.50%, 10/20/2043	394,289	428,379
Pool # MA1376, 4.00%, 10/20/2043	194,807	214,813
Pool # MA1995, 3.50%, 6/20/2044	145,073	157,201
Pool # AI7106, 4.00%, 6/20/2044	107,972	118,706

Investments	Principal Amount($)	Value($)
Pool # MA2223, 3.50%, 9/20/2044	115,454	125,105
Pool # MA2444, 3.00%, 12/20/2044	29,422	31,262
Pool # 784026, 3.50%, 12/20/2044	229,511	249,414
Pool # AK6860, 3.00%, 1/20/2045	66,289	72,144
Pool # MA2677, 3.00%, 3/20/2045	42,122	44,727
Pool # MA2678, 3.50%, 3/20/2045	288,107	311,217
Pool # MA2679, 4.00%, 3/20/2045	82,271	90,322
Pool # MA2753, 3.00%, 4/20/2045	344,725	366,043
Pool # MA2754, 3.50%, 4/20/2045	13,736	14,838
Pool # 626942, 3.00%, 5/20/2045	188,004	201,658
Pool # MA2825, 3.00%, 5/20/2045	379,698	403,179
Pool # MA2829, 5.00%, 5/20/2045	46,827	53,410
Pool # 784800, 3.00%, 6/20/2045	49,355	52,597
Pool # AM9881, 3.00%, 6/20/2045	26,908	28,805
Pool # MA2891, 3.00%, 6/20/2045	15,467	16,424
Pool # AN2972, 4.00%, 9/20/2045	84,681	92,845
Pool # 784623, 3.50%, 10/20/2045	98,395	106,903
Pool # AO8403, 3.50%, 10/20/2045	52,030	56,203
Pool # MA3247, 5.00%, 11/20/2045	41,489	47,322
Pool # AO9442, 3.50%, 12/20/2045	31,128	34,117
Pool # MA3375, 3.00%, 1/20/2046	86,019	91,338
Pool # 784119, 3.00%, 2/20/2046	324,327	344,384
Pool # MA3458, 5.50%, 2/20/2046	57,656	62,866
Pool # MA3523, 4.50%, 3/20/2046	21,081	23,522
Pool # MA3596, 3.00%, 4/20/2046	638,159	675,803
Pool # MA3662, 3.00%, 5/20/2046	219,273	232,207

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA3735, 3.00%, 6/20/2046	642,322	680,211
Pool # AS5902, 3.50%, 6/20/2046	87,459	94,971
Pool # AT7138, 3.50%, 6/20/2046	40,791	45,055
Pool # MA3935, 2.50%, 9/20/2046	161,751	171,946
Pool # 784768, 3.00%, 9/20/2046	130,311	140,312
Pool # AT8215, 3.00%, 9/20/2046	37,778	40,678
Pool # AX8668, 3.50%, 9/20/2046	161,448	173,747
Pool # MA4002, 2.50%, 10/20/2046	385,069	409,341
Pool # AV8383, 3.00%, 10/20/2046	50,696	53,686
Pool # AW0199, 3.00%, 10/20/2046	98,231	106,262
Pool # MA4003, 3.00%, 10/20/2046	135,485	143,477
Pool # MA4068, 3.00%, 11/20/2046	26,637	28,209
Pool # MA4072, 5.00%, 11/20/2046	44,569	50,770
Pool # MA4125, 2.50%, 12/20/2046	739,070	785,656
Pool # MA4126, 3.00%, 12/20/2046	123,243	130,513
Pool # MA4127, 3.50%, 12/20/2046	57,412	61,786
Pool # MA4260, 2.50%, 2/20/2047	118,092	125,536
Pool # AZ3119, 3.50%, 3/20/2047	43,014	46,358
Pool # 675725, 3.50%, 6/20/2047	9,623	10,101
Pool # 784801, 3.50%, 6/20/2047	90,813	98,665
Pool # BA5041, 5.00%, 6/20/2047	179,540	197,406
Pool # MA4584, 2.50%, 7/20/2047	129,625	137,795
Pool # MA4718, 3.00%, 9/20/2047	17,788	18,762
Pool # MA4721, 4.50%, 9/20/2047	84,160	91,642
Pool # MA4836, 3.00%, 11/20/2047	775,128	817,564
Pool # BD5420, 3.50%, 12/20/2047	302,006	339,017

Investments	Principal Amount($)	Value($)
Pool # BD6940, 3.50%, 12/20/2047	559	598
Pool # MA4900, 3.50%, 12/20/2047	237,822	254,640
Pool # MA4961, 3.00%, 1/20/2048	111,658	117,771
Pool # 784474, 3.50%, 2/20/2048	221,591	243,324
Pool # 784899, 4.00%, 2/20/2048	73,009	78,539
Pool # BF6382, 3.00%, 3/20/2048	147,360	153,965
Pool # MA5077, 3.50%, 3/20/2048	92,416	98,303
Pool # MA5138, 4.50%, 4/20/2048	42,461	46,236
Pool # 785033, 3.50%, 5/20/2048	342,520	381,058
Pool # MA5191, 3.50%, 5/20/2048	58,849	63,010
Pool # MA5264, 4.00%, 6/20/2048	76,676	81,894
Pool # MA5329, 3.50%, 7/20/2048	21,842	23,233
Pool # MA5330, 4.00%, 7/20/2048	63,585	67,912
Pool # BK1677, 4.50%, 9/20/2048	270,488	297,072
Pool # MA5468, 5.00%, 9/20/2048	20,503	22,427
Pool # MA5527, 3.50%, 10/20/2048	84,943	90,354
Pool # MA5528, 4.00%, 10/20/2048	46,857	50,046
Pool # BJ6774, 4.00%, 11/20/2048	55,354	59,027
Pool # MA5595, 4.00%, 11/20/2048	112,606	120,268
Pool # BJ6759, 4.50%, 11/20/2048	849,290	921,058
Pool # MA5650, 3.50%, 12/20/2048	33,258	35,377
Pool # MA5651, 4.00%, 12/20/2048	529,943	566,003
Pool # MA5709, 3.50%, 1/20/2049	222,029	237,730
Pool # BI6473, 4.00%, 1/20/2049	1,457,783	1,556,980
Pool # BJ9901, 3.00%, 2/20/2049	59,184	63,101
Pool # MA5763, 4.00%, 2/20/2049	155,903	166,512

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA5815, 3.00%, 3/20/2049	197,349	207,659
Pool # MA5816, 3.50%, 3/20/2049	319,184	339,515
Pool # 784900, 4.00%, 4/20/2049	407,230	434,940
Pool # MA5876, 4.00%, 4/20/2049	98,659	104,894
Pool # MA5930, 3.50%, 5/20/2049	36,074	38,091
Pool # MA5931, 4.00%, 5/20/2049	319,781	339,991
Pool # MA5983, 2.50%, 6/20/2049	243,549	258,901
Pool # MA5984, 3.00%, 6/20/2049	236,405	248,755
Pool # MA5985, 3.50%, 6/20/2049	141,672	149,594
Pool # MA5986, 4.00%, 6/20/2049	82,300	87,502
Pool # MA5987, 4.50%, 6/20/2049	124,267	133,273
Pool # MA5988, 5.00%, 6/20/2049	27,670	30,267
Pool # MA6039, 3.50%, 7/20/2049	240,718	254,178
Pool # MA6040, 4.00%, 7/20/2049	51,675	54,940
Pool # BM5450, 4.50%, 7/20/2049	140,764	154,832
Pool # MA6089, 3.00%, 8/20/2049	60,525	63,259
Pool # MA6090, 3.50%, 8/20/2049	239,711	253,115
Pool # BP4603, 3.50%, 9/20/2049	35,146	38,318
Pool # BP8717, 3.50%, 9/20/2049	293,359	319,832
Pool # MA6154, 3.50%, 9/20/2049	73,847	77,977
Pool # MA6155, 4.00%, 9/20/2049	737,334	783,933
Pool # BQ7205, 3.50%, 10/20/2049	540,314	600,713
Pool # MA6220, 4.00%, 10/20/2049	668,988	711,267
Pool # MA6221, 4.50%, 10/20/2049	209,651	226,711
Pool # BR4627, 3.00%, 11/20/2049	654,255	706,656
Pool # MA6283, 3.00%, 11/20/2049	306,272	320,106

Investments	Principal Amount($)	Value($)
Pool # MA6284, 3.50%, 11/20/2049	99,934	105,521
Pool # BR2455, 3.00%, 12/20/2049	808,466	834,729
Pool # MA6338, 3.00%, 12/20/2049	1,333,763	1,394,007
Pool # MA6339, 3.50%, 12/20/2049	602,972	636,677
Pool # BS1714, 4.00%, 12/20/2049	425,424	452,310
Pool # MA6341, 4.50%, 12/20/2049	471,774	505,966
Pool # BT1382, 3.00%, 1/20/2050	297,736	324,744
Pool # MA6409, 3.00%, 1/20/2050	778,715	813,888
Pool # MA6410, 3.50%, 1/20/2050	308,593	325,849
Pool # BR2145, 3.00%, 2/20/2050	237,797	251,001
Pool # MA6474, 3.00%, 2/20/2050	200,588	210,586
Pool # BV8964, 3.50%, 2/20/2050	250,321	276,198
Pool # MA6478, 5.00%, 2/20/2050	94,009	103,364
Pool # BT3619, 3.00%, 3/20/2050	93,258	97,907
Pool # MA6545, 5.00%, 3/20/2050	126,109	138,659
Pool # BU6116, 2.50%, 4/20/2050	593,736	615,788
Pool # 785069, 3.00%, 4/20/2050	2,307,922	2,412,166
Pool # BT6608, 3.00%, 4/20/2050	237,604	244,726
Pool # MA6599, Class 357, 3.00%, 4/20/2050	332,242	348,803
Pool # MA6656, 3.00%, 5/20/2050	416,453	437,212
Pool # BT5564, 2.50%, 6/20/2050	1,130,331	1,172,311
Pool # BV1348, 2.50%, 6/20/2050	350,218	363,090
Pool # MA6709, 2.50%, 6/20/2050	1,115,593	1,176,785
Pool # MA6766, 3.00%, 7/20/2050	1,290,543	1,354,872
Pool # MA6767, 3.50%, 7/20/2050	1,600,441	1,714,813
Pool # MA6769, 4.50%, 7/20/2050	242,802	262,560

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA6819, 2.50%, 8/20/2050 (e)	1,900,402	2,004,642
Pool # MA6820, 3.00%, 8/20/2050	347,129	364,432
Pool # MA6866, 3.00%, 9/20/2050	533,573	560,170
Pool # MA6931, 2.50%, 10/20/2050	1,991,126	2,100,343
Pool # MA6994, 2.00%, 11/20/2050	2,000,000	2,093,872
Pool # MA7052, Class 360, 2.50%, 12/20/2050	1,500,000	1,582,504
GNMA II, Single Family, 30 Year
Pool # MA1012, 3.50%, 5/20/2043	186,527	202,654
Pool # MA5194, 5.00%, 5/20/2048	264,273	290,572

TOTAL MORTGAGE-BACKED SECURITIES (Cost $207,725,223)		210,500,549

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	22,645
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	32,696
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	70,969
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	66,163
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	157,507
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	22,960
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (f)	180,000	205,003
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	113,069
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	289,536
BBCMS Mortgage Trust
Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	47,983
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (f)	50,000	57,387
Series 2018-B2, Class B, 4.34%, 2/15/2051 ‡(f)	20,000	21,712

Investments	Principal Amount($)	Value($)
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	131,426
Series 2018-B6, Class A2, 4.20%, 10/10/2051	50,000	53,605
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	48,072
Series 2020-B16, Class AM, 2.94%, 2/15/2053 ‡(f)	180,000	194,958
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	80,608
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	330,000	371,959
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	22,003
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (f)	30,000	33,119
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	33,774
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	21,775
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	14,444	15,080
Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡(f)	30,000	31,982
Series 2014-GC25, Class AAB, 3.37%, 10/10/2047	22,967	24,089
Series 2015-GC29, Class C, 4.29%, 4/10/2048 ‡(f)	40,000	40,228
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	100,000	105,892
Series 2016-P5, Class A2, 2.40%, 10/10/2049	50,000	50,372
Series 2017-P7, Class A2, 3.21%, 4/14/2050	407,000	413,564
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	50,000	55,768
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.36%, 7/10/2045 (f)	120,000	129,036
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	159,394	163,403
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	24,848	25,680
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,885
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	48,255	50,650

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014-CR14, Class C, 4.77%, 2/10/2047 ‡(f)	30,000	30,601
Series 2014-UBS4, Class C, 4.80%, 8/10/2047 ‡(f)	54,000	54,909
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (f)	40,000	43,221
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	45,000	47,958
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	140,000	151,380
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	750,000	814,489
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (f)	30,000	32,442
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	33,472
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	33,162
Series 2015-C3, Class B, 4.24%, 8/15/2048 ‡(f)	70,000	66,132
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	30,087
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	245,776
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	24,113
DBJPM Mortgage Trust
Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	22,430
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K027, Class A2, 2.64%, 1/25/2023	267,000	276,423
Series K028, Class A2, 3.11%, 2/25/2023	100,000	105,045
Series K029, Class A2, 3.32%, 2/25/2023	150,000	158,647
Series K033, Class A2, 3.06%, 7/25/2023 (f)	220,000	233,339
Series K036, Class A2, 3.53%, 10/25/2023 (f)	162,000	174,888
Series K725, Class AM, 3.10%, 2/25/2024 (f)	50,000	53,699
Series K728, Class A2, 3.06%, 8/25/2024 (f)	50,000	54,079
Series K040, Class A2, 3.24%, 9/25/2024	70,000	76,372
Series K731, Class A2, 3.60%, 2/25/2025 (f)	50,000	54,993
Series K051, Class A2, 3.31%, 9/25/2025	40,000	44,677

Investments	Principal Amount($)	Value($)
Series K734, Class A2, 3.21%, 2/25/2026	370,000	411,209
Series K735, Class A2, 2.86%, 5/25/2026	50,000	55,068
Series K057, Class A2, 2.57%, 7/25/2026	63,000	68,754
Series K063, Class A1, 3.05%, 8/25/2026	44,148	47,481
Series K084, Class A2, 3.78%, 10/25/2028 (f)	500,000	585,803
Series K085, Class A2, 4.06%, 10/25/2028 (f)	840,000	1,000,976
Series K096, Class A2, 2.52%, 7/25/2029	295,000	325,037
Series K100, Class A2, 2.67%, 9/25/2029	400,000	447,455
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	85,824
Series K156, Class A3, 3.70%, 6/25/2033 (f)	91,000	109,609
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	172,571
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	364,681
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	452,649
FNMA ACES
Series 2012-M1, Class A2, 2.73%, 10/25/2021	24,850	24,980
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	35,277	38,235
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	33,613	36,491
Series 2017-M10, Class AV2, 2.64%, 7/25/2024 (f)	50,000	53,026
Series 2016-M6, Class A1, 2.14%, 5/25/2026	42,612	44,282
Series 2016-M11, Class A1, 2.08%, 7/25/2026	46,456	48,189
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (f)	200,000	217,529
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (f)	730,000	816,739
Series 2017-M12, Class A1, 2.75%, 6/25/2027	30,098	31,711
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (f)	202,756	229,249
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (f)	40,000	46,404
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	450,000	529,401
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (f)	85,000	99,876
Series 2018-M13, Class A1, 3.82%, 3/25/2030 (f)	34,370	39,614

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	78,273	80,210
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	18,925	19,949
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (f)	170,000	184,331
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	40,000	43,104
Series 2016-GS4, Class A2, 2.91%, 11/10/2049	270,413	273,693
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	27,371
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	289,036
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,260	7,473
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	19,879	20,481
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.24%, 7/15/2045 ‡(f)	240,000	237,263
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡(f)	40,000	41,326
Series 2015-C31, Class A3, 3.80%, 8/15/2048	40,000	44,723
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (f)	20,000	20,843
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡(f)	20,000	21,342
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	20,000	20,641
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	31,463
Series 2013-C11, Class AS, 4.50%, 8/15/2046 ‡(f)	120,000	118,774
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	42,527
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	48,609	51,475
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	44,618
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	335,069

Investments	Principal Amount($)	Value($)
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 3/15/2045	38,000	38,756
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	850,000	916,550
Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡(f)	25,000	25,616
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	58,529
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	112,147
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3, 3.40%, 5/10/2045	122,004	125,269
Series 2017-C1, Class A2, 2.98%, 6/15/2050	30,000	30,500
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	43,821
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (f)	70,000	76,259
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (f)	50,000	56,363
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	41,825
Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,590
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/2045	72,342	74,528
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (f)	300,000	322,485
Series 2015-C27, Class A4, 3.19%, 2/15/2048	42,549	45,431
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	22,093
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	133,523
Series 2018-C45, Class A3, 3.92%, 6/15/2051	45,000	52,365
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	139,703
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	262,647
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	62,215
Series 2012-C10, Class A3, 2.88%, 12/15/2045	40,000	41,402
Series 2013-C15, Class AS, 4.36%, 8/15/2046 (f)	190,000	200,113

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014-C22, Class A4, 3.49%, 9/15/2057	40,000	43,345
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	27,472

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,938,719)		17,399,994

FOREIGN GOVERNMENT SECURITIES — 1.9%
Canada Government Bond (Canada)
2.63%, 1/25/2022	350,000	359,739
1.63%, 1/22/2025	35,000	36,776
Export Development Canada (Canada)
2.00%, 5/17/2022	25,000	25,650
1.75%, 7/18/2022	60,000	61,470
2.50%, 1/24/2023	120,000	125,780
2.63%, 2/21/2024	55,000	59,105
FMS Wertmanagement AoeR (Germany)
2.00%, 8/1/2022	405,000	416,944
2.75%, 1/30/2024	200,000	215,397
Hungary Government Bond (Hungary)
5.38%, 2/21/2023	142,000	156,436
5.75%, 11/22/2023	50,000	57,169
5.38%, 3/25/2024	186,000	212,429
Italian Republic Government Bond (Italy)
6.88%, 9/27/2023	44,000	51,290
5.38%, 6/15/2033	427,000	552,608
Japan Bank for International Cooperation (Japan)
1.63%, 10/17/2022	200,000	204,783
1.75%, 1/23/2023	200,000	205,872
3.00%, 5/29/2024	201,000	218,512
2.50%, 5/28/2025	220,000	238,437
2.88%, 6/1/2027	202,000	227,489
2.88%, 7/21/2027	218,000	245,926
Oriental Republic of Uruguay (Uruguay)
4.50%, 8/14/2024	140,000	153,830
4.38%, 10/27/2027	80,000	93,896
5.10%, 6/18/2050	159,000	218,435
4.98%, 4/20/2055	55,000	75,020
Province of Alberta (Canada)
2.20%, 7/26/2022	90,000	92,794
3.35%, 11/1/2023	100,000	108,474
2.95%, 1/23/2024	50,000	53,901
1.88%, 11/13/2024	52,000	54,704
3.30%, 3/15/2028	25,000	28,866
Province of British Columbia (Canada)
2.65%, 9/22/2021	47,000	47,908
2.00%, 10/23/2022	144,000	148,728
1.75%, 9/27/2024	100,000	105,226
2.25%, 6/2/2026	49,000	53,361

Investments	Principal Amount($)	Value($)
Province of Manitoba (Canada)
8.88%, 9/15/2021	58,000	61,895
2.13%, 5/4/2022	33,000	33,843
Province of Ontario (Canada)
2.40%, 2/8/2022	95,000	97,400
2.55%, 4/25/2022	331,000	341,461
1.75%, 1/24/2023	246,000	253,416
3.40%, 10/17/2023	167,000	181,364
3.05%, 1/29/2024	55,000	59,556
2.50%, 4/27/2026	30,000	32,877
2.30%, 6/15/2026	30,000	32,564
2.00%, 10/2/2029	25,000	26,791
Province of Quebec (Canada)
2.38%, 1/31/2022	235,000	240,790
1.50%, 2/11/2025	120,000	124,837
2.50%, 4/20/2026	550,000	601,333
Republic of Chile (Chile) 2.55%, 1/27/2032	150,000	159,650
Republic of Colombia (Colombia)
8.13%, 5/21/2024	93,000	113,008
4.50%, 1/28/2026	200,000	223,650
4.50%, 3/15/2029	90,000	102,552
10.38%, 1/28/2033	76,000	120,820
5.00%, 6/15/2045	200,000	240,918
Republic of Indonesia (Indonesia)
5.35%, 2/11/2049	200,000	278,484
3.50%, 2/14/2050	200,000	219,835
Republic of Korea (South Korea)
5.63%, 11/3/2025	200,000	246,898
2.75%, 1/19/2027	207,000	226,856
Republic of Panama (Panama)
7.13%, 1/29/2026	100,000	126,603
8.88%, 9/30/2027	33,000	47,261
9.38%, 4/1/2029	152,000	234,331
6.70%, 1/26/2036	96,000	140,945
4.50%, 4/1/2056	200,000	254,474
Republic of Peru (Peru)
7.35%, 7/21/2025	80,000	101,995
2.39%, 1/23/2026	45,000	47,500
2.84%, 6/20/2030	87,000	94,827
8.75%, 11/21/2033	324,000	540,087
6.55%, 3/14/2037	25,000	37,274
3.23%, 7/28/2121	257,000	254,301
Republic of Philippines (Philippines)
7.50%, 9/25/2024	250,000	299,214
9.50%, 10/21/2024	125,000	167,539
10.63%, 3/16/2025	72,000	102,158
9.50%, 2/2/2030	47,000	77,418
2.95%, 5/5/2045	200,000	213,793
Republic of Poland (Poland)
5.00%, 3/23/2022	151,000	160,257
3.25%, 4/6/2026	225,000	253,938

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Israel Government Bond (Israel)
3.15%, 6/30/2023	200,000	213,502
2.88%, 3/16/2026	200,000	220,008
Svensk Exportkredit AB (Sweden) 0.75%, 4/6/2023 (c)	292,000	294,903
United Mexican States (Mexico)
3.63%, 3/15/2022	260,000	270,210
8.00%, 9/24/2022	51,000	57,243
4.00%, 10/2/2023	36,000	39,188
4.50%, 4/22/2029	280,000	323,545
6.75%, 9/27/2034	25,000	34,598
Series MTNA, 6.75%, 9/27/2034	240,000	332,143
5.55%, 1/21/2045	200,000	255,245
4.60%, 1/23/2046	200,000	227,482
5.75%, 10/12/2110	394,000	493,714

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $14,347,497)		14,843,449

U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FFCB
1.95%, 11/2/2021	44,000	44,730
1.63%, 12/27/2021	240,000	243,677
0.53%, 1/18/2022	309,000	310,193
0.38%, 4/8/2022	290,000	290,841
1.85%, 8/5/2022	34,000	34,877
0.57%, 7/2/2024	45,000	45,076
2.50%, 2/4/2031	43,000	43,177
FHLB
3.00%, 10/12/2021	30,000	30,747
1.63%, 11/19/2021	25,000	25,360
1.88%, 11/29/2021	80,000	81,376
2.63%, 12/10/2021	140,000	143,518
2.38%, 6/10/2022	25,000	25,843
3.00%, 12/9/2022	70,000	73,792
1.38%, 2/17/2023	95,000	97,433
3.38%, 12/8/2023	100,000	109,258
2.50%, 2/13/2024	180,000	192,924
2.88%, 9/13/2024	130,000	142,438
2.75%, 12/13/2024	100,000	109,336
2.38%, 3/14/2025	35,000	37,934
0.38%, 9/4/2025	200,000	199,545
3.25%, 11/16/2028	850,000	1,012,556
2.13%, 9/14/2029	100,000	109,578
5.63%, 3/14/2036	50,000	77,015
5.50%, 7/15/2036	35,000	54,294
FHLMC
1.13%, 8/12/2021	60,000	60,422
2.38%, 1/13/2022	330,000	338,269
0.25%, 6/8/2022	350,000	350,459

Investments	Principal Amount($)	Value($)
0.13%, 7/25/2022	500,000	499,751
0.38%, 5/5/2023	600,000	602,415
2.75%, 6/19/2023	282,000	300,158
0.25%, 6/26/2023	200,000	200,181
0.25%, 8/24/2023	650,000	650,397
1.50%, 2/12/2025	379,000	396,809
0.38%, 7/21/2025	263,000	262,068
2.57%, 12/14/2029 (g)	80,000	71,345
6.25%, 7/15/2032	120,000	186,019
FNMA
1.25%, 8/17/2021	35,000	35,278
1.38%, 10/7/2021	48,000	48,514
2.00%, 1/5/2022	310,000	316,294
2.25%, 4/12/2022	68,000	69,930
1.38%, 9/6/2022	62,000	63,339
2.38%, 1/19/2023	121,000	126,607
2.88%, 9/12/2023	400,000	429,262
2.50%, 2/5/2024	161,000	172,362
2.63%, 9/6/2024	55,000	59,865
0.63%, 4/22/2025	120,000	121,209
0.50%, 6/17/2025	445,000	446,598
2.13%, 4/24/2026	165,000	179,233
1.88%, 9/24/2026	83,000	89,206
6.25%, 5/15/2029	300,000	429,669
7.13%, 1/15/2030	31,000	47,528
6.63%, 11/15/2030	98,000	148,860
6.21%, 8/6/2038	45,000	76,611
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	145,000	167,080
Tennessee Valley Authority
3.88%, 2/15/2021	20,000	20,144
1.88%, 8/15/2022	129,000	132,622
7.13%, 5/1/2030	166,000	253,322
Series B, 4.70%, 7/15/2033	612,000	836,568
6.15%, 1/15/2038	35,000	56,496
3.50%, 12/15/2042	50,000	62,704
5.38%, 4/1/2056	55,000	93,336
4.25%, 9/15/2065	395,000	584,850

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,211,037)		12,521,298

SUPRANATIONAL — 1.4%
African Development Bank (Supranational)
0.50%, 4/22/2022	37,000	37,148
0.75%, 4/3/2023	240,000	242,803
3.00%, 9/20/2023	50,000	53,791
Asian Development Bank (Supranational)
1.88%, 2/18/2022	76,000	77,532
0.63%, 4/7/2022	360,000	362,093

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
1.75%, 9/13/2022	273,000	280,424
1.63%, 1/24/2023	100,000	102,982
2.75%, 3/17/2023	25,000	26,433
2.63%, 1/30/2024	150,000	160,998
1.50%, 10/18/2024	60,000	62,638
2.00%, 1/22/2025	100,000	106,502
0.63%, 4/29/2025	100,000	100,794
2.50%, 11/2/2027	164,000	183,230
2.75%, 1/19/2028	100,000	113,708
3.13%, 9/26/2028	80,000	93,911
1.88%, 1/24/2030	93,000	100,657
0.75%, 10/8/2030	181,000	177,496
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	30,000	31,960
0.50%, 5/28/2025	84,000	84,042
Corp. Andina de Fomento (Supranational)
2.13%, 9/27/2021	60,000	60,746
4.38%, 6/15/2022	320,000	337,118
2.75%, 1/6/2023	300,000	311,481
3.75%, 11/23/2023	25,000	27,030
Council of Europe Development Bank (Supranational)
2.63%, 2/13/2023	49,000	51,545
1.38%, 2/27/2025	191,000	198,558
European Bank for Reconstruction & Development (Supranational)
1.50%, 11/2/2021	200,000	202,342
2.13%, 3/7/2022	25,000	25,602
0.50%, 5/19/2025	770,000	771,675
European Investment Bank (Supranational)
1.38%, 9/15/2021	120,000	121,132
2.88%, 12/15/2021	30,000	30,835
2.25%, 3/15/2022	30,000	30,791
2.63%, 5/20/2022	26,000	26,922
2.38%, 6/15/2022	67,000	69,229
1.38%, 9/6/2022	85,000	86,748
2.00%, 12/15/2022	200,000	207,265
2.50%, 3/15/2023	1,000,000	1,051,821
3.25%, 1/29/2024	420,000	459,303
2.63%, 3/15/2024	40,000	43,066
1.88%, 2/10/2025	200,000	212,324
0.63%, 7/25/2025	86,000	86,778
2.38%, 5/24/2027 (c)	41,000	45,429
1.63%, 10/9/2029	130,000	138,006
Inter-American Development Bank(Supranational)
2.50%, 1/18/2023	314,000	329,081
7.00%, 6/15/2025	91,000	116,304
2.00%, 6/2/2026	100,000	107,655
2.38%, 7/7/2027	26,000	28,722
3.13%, 9/18/2028	109,000	127,981
2.25%, 6/18/2029	167,000	185,272
4.38%, 1/24/2044	300,000	451,020

Investments	Principal Amount($)	Value($)
International Bank for Reconstruction & Development (Supranational)
1.38%, 9/20/2021	588,000	593,638
2.13%, 12/13/2021	30,000	30,599
2.00%, 1/26/2022	440,000	449,084
2.13%, 2/13/2023	25,000	26,040
2.50%, 3/19/2024	110,000	117,937
2.50%, 11/25/2024	50,000	54,207
1.63%, 1/15/2025	100,000	104,979
0.63%, 4/22/2025	300,000	302,597
2.50%, 7/29/2025	70,000	76,603
3.13%, 11/20/2025	70,000	79,121
1.88%, 10/27/2026	89,000	95,567
2.50%, 11/22/2027	30,000	33,555
1.75%, 10/23/2029	331,000	354,472
4.75%, 2/15/2035	240,000	345,628
International Finance Corp. (Supranational) 2.00%, 10/24/2022	60,000	62,022
Nordic Investment Bank (Supranational) 2.13%, 2/1/2022	200,000	204,461

TOTAL SUPRANATIONAL (Cost $10,990,649)		11,271,433

MUNICIPAL BONDS — 0.6% (h)
California — 0.2%
Bay Area Toll Authority, Toll Bridge, San Francisco
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	62,604
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	170,630
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	237,633
Los Angeles Unified School District
GO, 5.75%, 7/1/2034	20,000	27,595
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	155,133
Regents of the University of California Medical Center Pooled
Series H, Rev., 6.55%, 5/15/2048	40,000	64,381
Series 2020N, Rev., 3.71%, 5/15/2120	165,000	169,092
Santa Clara Valley Transportation Authority, Sales Tax Series 2010A, Rev., 5.88%, 4/1/2032	215,000	276,413

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of California
GO, 7.50%, 4/1/2034	245,000	403,373
GO, 7.60%, 11/1/2040	25,000	44,661
State of California Department of Water Resources Power Supply Series 2016P, Rev., 2.00%, 5/1/2022 (i)	35,000	35,842
State of California, Various Purpose
GO, 5.70%, 11/1/2021	50,000	52,377
GO, 7.55%, 4/1/2039 (c)	100,000	174,613
University of California, Taxable Series 2017AX, Rev., 3.06%, 7/1/2025	55,000	60,247

Total California		1,934,594

Connecticut — 0.0% (d)
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	103,597
Florida — 0.1%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.26%, 7/1/2025	775,000	789,361
Illinois — 0.1%
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	31,100
City of Chicago Series 2015B, GO, 7.75%, 1/1/2025 (i)	100,000	129,377
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	78,263
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	60,000	67,810
State of Illinois, Taxable Pension GO, 4.95%, 6/1/2023	53,182	54,229

Total Illinois		360,779

Massachusetts — 0.0% (d)
Commonwealth of Massachusetts, Consolidated Loan of 2010, Build America Bonds Series 2010E, GO, 4.20%, 12/1/2021	40,000	41,574
Missouri — 0.0% (d)
Health and Educational Facilities Authority of the State of Missouri, Taxable Educational Facilities Series 2017A, Rev., 3.65%, 8/15/2057	45,000	57,109

Investments	Principal Amount($)	Value($)
Nebraska — 0.0% (d)
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	54,085
New Jersey — 0.0% (d)
New Jersey Economic Development Authority, Pension Funding
Series 1997B, Rev., AGM, Zero Coupon, 2/15/2023	40,000	39,052
Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	43,802
New Jersey Transportation Trust Fund Authority, Build America Bonds
Series C, Rev., 6.10%, 12/15/2020 (i)	145,000	145,302
Series 2010C, Rev., 5.75%, 12/15/2028	25,000	28,054
New Jersey Turnpike Authority Series F, Rev., 7.41%, 1/1/2040	10,000	16,740
Rutgers The State University of New Jersey Series 2019P, Rev., 3.92%, 5/1/2119	55,000	63,791

Total New Jersey		336,741

New York — 0.1%
City of New York, Fiscal Year 2010, Build America Bonds Subseries A-2, GO, 5.21%, 10/1/2031	25,000	31,233
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series GG, Rev., 5.72%, 6/15/2042	40,000	62,442
New York State Urban Development Corp., State Personal Income Tax Series 2009E, Rev., 5.77%, 3/15/2039	25,000	32,224
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019B, Rev., 3.90%, 3/15/2033	65,000	72,965
Port Authority of New York and New Jersey, Consolidated
Series 182, Rev., 5.31%, 8/1/2046	60,000	68,187
Series 192, Rev., 4.81%, 10/15/2065	120,000	164,365

Total New York		431,416

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ohio — 0.0% (d)
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	40,668
Oregon — 0.0% (d)
State of Oregon
GO, 5.76%, 6/1/2023	26,806	29,131
GO, 5.89%, 6/1/2027	55,000	69,341

Total Oregon		98,472

Texas — 0.1%
City of Houston GO, 3.96%, 3/1/2047	40,000	48,832
Grand Parkway Transportation Corp. Series 2020B, Rev., 3.24%, 10/1/2052	100,000	103,530
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	21,906
State of Texas, Transportation Commission Build America Series 2009A, GO, 5.52%, 4/1/2039	120,000	177,543
State of Texas, Transportation Commission Highway Improvement, Build America Series 2010A, GO, 4.68%, 4/1/2040	45,000	61,193
Texas Transportation Commission State Highway Fund Series 2010B, Rev., 5.18%, 4/1/2030	125,000	161,051

Total Texas		574,055

TOTAL MUNICIPAL BONDS (Cost $4,667,468)		4,822,451

ASSET-BACKED SECURITIES — 0.3%
AmeriCredit Automobile Receivables Trust Series 2018-1, Class C, 3.50%, 1/18/2024	15,000	15,540
Capital One Multi-Asset Execution Trust
Series 2016-A5, Class A5, 1.66%, 6/17/2024	20,000	20,199
Series 2019-A1, Class A1, 2.84%, 12/15/2024	50,000	51,565
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,360
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	426,971

Investments	Principal Amount($)	Value($)
CarMax Auto Owner Trust
Series 2018-1, Class A4, 2.64%, 6/15/2023	25,000	25,579
Series 2018-1, Class D, 3.37%, 7/15/2024	50,000	51,223
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	52,957
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	120,589
Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	19,057
Ford Credit Auto Owner Trust Series 2019-A, Class A3, 2.78%, 9/15/2023	120,000	122,339
Ford Credit Floorplan Master Owner Trust A
Series 2018-3, Class A1, 3.52%, 10/15/2023	350,000	359,756
Series 2019-1, Class A, 2.84%, 3/15/2024	120,000	123,773
Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	77,381
Honda Auto Receivables Owner Trust Series 2019-2, Class A3, 2.52%, 6/21/2023	90,000	91,811
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, 1.84%, 12/15/2022	370,000	375,523
Nissan Auto Receivables Owner Trust
Series 2019-A, Class A3, 2.90%, 10/16/2023	24,946	25,416
Series 2019-B, Class A3, 2.50%, 11/15/2023	180,000	183,652
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	53,446
Toyota Auto Receivables Owner Trust Series 2019-D, Class A3, 1.92%, 1/16/2024	50,000	51,002
World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	185,102

TOTAL ASSET-BACKED SECURITIES (Cost $2,398,949)		2,443,241

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (j)(k) (Cost $8,452,187)	8,452,187	8,452,187

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (j)(k)	2,499,050	2,499,300
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j)(k)	1,261,040	1,261,040

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,760,840)		3,760,340

TOTAL SHORT-TERM INVESTMENTS (Cost $12,213,027)		12,212,527

Total Investments - 100.0% (Cost $768,262,371)		794,027,981
Other Assets Less Liabilities — 0.0% (d)		83,319

Net Assets — 100.0%		794,111,300

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.

(c)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is $3,035,377.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(g)	The rate shown is the effective yield as of November 30, 2020.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Security is prerefunded or escrowed to maturity.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,443,241	$—	$2,443,241
Commercial Mortgage-Backed Securities	—	16,472,624	927,370	17,399,994
Corporate Bonds	—	216,565,089	—	216,565,089
Foreign Government Securities	—	14,843,449	—	14,843,449
Mortgage-Backed Securities	—	210,500,549	—	210,500,549
Municipal Bonds	—	4,822,451	—	4,822,451
Supranational	—	11,271,433	—	11,271,433
U.S. Government Agency Securities	—	12,521,298	—	12,521,298
U.S. Treasury Obligations	—	291,447,950	—	291,447,950
Short-Term Investments
Investment Companies	8,452,187	—	—	8,452,187
Investment of cash collateral from securities loaned	3,760,340	—	—	3,760,340

Total Short-Term Investments	12,212,527	—	—	12,212,527

Total Investments in Securities	$12,212,527	$780,888,084	$927,370	$794,027,981

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (a)(b)	$—	$5,500,000	$3,000,000	$(200)	$(500)	$2,499,300	2,499,050	$3,654	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	—	53,141,097	51,880,057	—	—	1,261,040	1,261,040	6,025	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	1,208,867	116,227,994	108,984,674	—	—	8,452,187	8,452,187	2,285	—

Total	$1,208,867	$174,869,091	$163,864,731	$(200)	$(500)	$12,212,527		$11,964	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.